                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER                  811-0816
                                  ----------------------------------------------

                      AMERICAN CENTURY MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                   64111
--------------------------------------------------------------------------------
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)                              (ZIP CODE)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:           816-531-5575
                                                    ----------------------------
DATE OF FISCAL YEAR END:    October 31, 2003
                           -----------------------------------------------------
DATE OF REPORTING PERIOD:   July 31, 2004
                           -----------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VISTA (reg.sm) FUND
JULY 31, 2004
[american century logo and text logo]

VISTA - SCHEDULE OF INVESTMENTS
----------------------------------------
JULY 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.6%
AEROSPACE & DEFENSE - 1.0%
           255,000  L-3 Communications Holdings, Inc.              $      15,593
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 4.5%
           705,000  CNF Inc.                                              29,088
           490,000  Expeditors International
                    of Washington, Inc.                                   22,741
           345,000  Ryder System, Inc.                                    14,801
                                                                 ---------------
                                                                          66,630
                                                                 ---------------
AUTOMOBILES - 0.5%
           120,000  Harley-Davidson, Inc.                                  7,184
                                                                 ---------------
BEVERAGES - 0.3%
           253,764  Coca-Cola Enterprises                                  5,177
                                                                 ---------------
BIOTECHNOLOGY - 1.0%
           265,000  ImClone Systems Inc.(1)                               15,614
                                                                 ---------------
BUILDING PRODUCTS - 0.5%
           195,000  American Standard
                    Companies Inc.(1)                                      7,389
                                                                 ---------------
COMMERCIAL BANKS - 5.2%
           310,000  Comerica Inc.                                         18,126
           565,000  East West BanCorp, Inc.                               19,052
           190,000  Marshall & Ilsley Corp.                                7,298
           540,000  TCF Financial Corp.                                   32,615
                                                                 ---------------
                                                                          77,091
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 3.1%
         1,515,000  Copart Inc.(1)                                        33,709
           472,724  Corinthian Colleges, Inc.(1)                           8,849
           130,000  Republic Services, Inc. Cl A                           3,718
                                                                 ---------------
                                                                          46,276
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.2%
           465,000  QUALCOMM Inc.                                         32,122
           245,000  Research In Motion Ltd.(1)                            15,109
                                                                 ---------------
                                                                          47,231
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.5%
           190,000  PalmOne Inc.(1)                                        7,642
                                                                 ---------------

VISTA - SCHEDULE OF INVESTMENTS
----------------------------------------
JULY 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 1.0%
           225,000  Capital One Financial Corp.                    $      15,597
                                                                 ---------------
CONTAINERS & PACKAGING - 0.7%
           460,000  Packaging Corp. of America                            10,746
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.1%
           125,000  Chicago Mercantile Exchange                           15,688
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.5%
           195,000  Rockwell Automation Inc.                               7,295
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.2%
         1,065,000  Amphenol Corp. Cl A(1)                                33,473
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.7%
           305,000  BJ Services Co.(1)                                    15,146
           250,000  Lone Star Technologies, Inc.(1)                        8,330
           285,000  Smith International, Inc.(1)                          16,610
                                                                 ---------------
                                                                          40,086
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.1%
           565,000  Whole Foods Market, Inc.                              46,511
                                                                 ---------------
FOOD PRODUCTS - 0.8%
           400,000  Smithfield Foods Inc.(1)                              11,336
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 10.1%
           480,000  Advanced Medical Optics Inc.(1)                       18,264
           560,000  Apogent Technologies Inc.(1)                          18,200
           145,000  Bard (C.R.), Inc.                                      8,004
           135,000  Beckman Coulter Inc.                                   7,448
         1,365,000  Boston Scientific Corp.(1)                            52,224
           117,351  Cooper Companies, Inc. (The)                           6,977
            95,000  Fisher Scientific International(1)                     5,529
           585,000  Mentor Corp.                                          18,421
           320,000  Waters Corp.(1)                                       14,042
                                                                 ---------------
                                                                         149,109
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.5%
           360,000  Aetna Inc.                                            30,888
           415,000  Coventry Health Care Inc.(1)                          21,211
                                                                 ---------------
                                                                          52,099
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 7.5%
           550,000  CKE Restaurants, Inc.(1)                               7,931
           835,000  Hilton Hotels Corporation                             14,888

VISTA - SCHEDULE OF INVESTMENTS
----------------------------------------
JULY 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
           155,000  Marriott International, Inc.                   $       7,564
           175,000  Royal Caribbean Cruises Ltd.                           7,481
           205,000  Shuffle Master, Inc.(1)                                6,558
           345,000  Sonic Corporation(1)                                   7,935
           680,000  Station Casinos Inc.                                  29,375
         1,065,000  WMS Industries Inc.(1)                                29,011
                                                                 ---------------
                                                                         110,743
                                                                 ---------------
HOUSEHOLD DURABLES - 1.5%
           100,000  Fortune Brands, Inc.                                   7,218
           200,000  Garmin Ltd.                                            7,500
           240,000  Helen of Troy Ltd.(1)                                  7,519
                                                                 ---------------
                                                                          22,237
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.5%
           120,000  Textron Inc.                                           7,356
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.5%
           179,256  Websense Inc.                                          6,846
                                                                 ---------------
IT SERVICES - 1.5%
           295,000  Accenture Ltd. Cl A(1)                                 7,266
           205,000  Certegy Inc.                                           7,771
           290,000  Sabre Holdings Corp.                                   7,404
                                                                 ---------------
                                                                          22,441
                                                                 ---------------
MACHINERY - 3.8%
           320,000  Cummins Inc.                                          22,218
           170,000  Eaton Corp.                                           10,989
           250,000  Illinois Tool Works Inc.                              22,629
                                                                 ---------------
                                                                          55,836
                                                                 ---------------
MEDIA(2)
                    - KDG Investments Limited Partnership
                    (Acquired 7/7/00-5/15/01,
                    Cost $20,000)(1)(3)(4)                                   557
                                                                 ---------------
METALS & MINING - 3.2%
           225,000  Inco Ltd.(1)                                           7,508
           375,000  Nucor Corp.                                           31,369
           105,000  Phelps Dodge Corp.(1)                                  8,184
                                                                 ---------------
                                                                          47,061
                                                                 ---------------
OIL & GAS - 6.6%
           295,000  EOG Resources Inc.                                    18,747
           100,000  Frontline Ltd.(1)                                      3,835
           125,000  Murphy Oil Corp.                                       9,668
           290,000  Teekay Shipping Corp.                                 11,536

VISTA - SCHEDULE OF INVESTMENTS
----------------------------------------
JULY 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
           840,000  Western Gas Resources Inc.(1)                   $     28,299
           625,000  Williams Cos Inc.                                      7,594
           590,000  XTO Energy Inc.                                       17,641
                                                                 ---------------
                                                                          97,320
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.5%
           480,000  Sappi Ltd. ORD                                         6,876
                                                                 ---------------
PERSONAL PRODUCTS - 3.6%
           170,000  Avon Products, Inc.                                    7,312
           825,000  Estee Lauder Companies, Inc. Cl A                     36,217
           355,000  Nu Skin Enterprises Inc. Cl A                          9,695
                                                                 ---------------
                                                                          53,224
                                                                 ---------------
PHARMACEUTICALS - 2.7%
           370,000  Elan Corp. plc ADR(1)                                  7,604
           200,000  Medicis
                    Pharmaceutical Corp. Cl A                              7,154
           590,000  MGI Pharma Inc.(1)                                    16,525
           400,000  Salix Pharmaceuticals Ltd.(1)                          8,528
                                                                 ---------------
                                                                          39,811
                                                                 ---------------
ROAD & RAIL - 2.5%
           165,000  Canadian National Railway Co.                          7,430
           685,000  Yellow Roadway Corp.(1)                               29,804
                                                                 ---------------
                                                                          37,234
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 1.0%
           890,000  National Semiconductor Corp.(1)                       15,264
                                                                 ---------------
SOFTWARE - 5.1%
           510,000  Activision, Inc.(1)                                    7,472
           185,000  Autodesk, Inc.                                         7,437
         1,025,000  Check Point
                    Software Technologies(1)                              20,387
           275,000  Hyperion Solutions Corp.(1)                           11,281
           640,000  Symantec Corp.(1)                                     29,926
                                                                 ---------------
                                                                          76,503
                                                                 ---------------
SPECIALTY RETAIL - 2.0%
           465,000  American Eagle Outfitters, Inc.(1)                    15,238
           510,000  Urban Outfitters Inc.(1)                              15,167
                                                                 ---------------
                                                                          30,405
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.5%
           535,000  Coach Inc.(1)                                         22,893
                                                                 ---------------

VISTA - SCHEDULE OF INVESTMENTS
----------------------------------------
JULY 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE - 1.7%
         1,510,000  W Holding Company, Inc.                         $     24,915
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 2.7%
           290,000  Fastenal Company                                      18,090
           715,000  MSC Industrial Direct Co.                             22,380
                                                                 ---------------
                                                                          40,470
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 2.7%
           274,897  Alamosa Holdings Inc.(1)                               2,111
         1,020,000  NII Holdings Inc. Cl B(1)                             38,781
                                                                 ---------------
                                                                          40,892
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,436,651
(Cost $1,304,718)                                                ---------------

TEMPORARY CASH INVESTMENTS - 6.1%
Repurchase Agreement, Credit Suisse First
Boston Corp., (collateralized by
various U.S. Treasury obligations,
7.25% - 8.75%, 8/15/20 - 8/15/22, valued
at $17,102), in a joint trading account at 1.26%,
dated 7/30/04, due 8/2/04
(Delivery value $17,102)                                                  17,100

Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 3.00%, 7/15/12,
valued at $75,786), in a joint trading account at
1.27%, dated 7/30/04, due 8/2/04
(Delivery value $74,208)                                                  74,200
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                          91,300
(Cost $91,300)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 102.7%                                   1,527,951
                                                                 ---------------
(Cost $1,396,018)
OTHER ASSETS AND LIABILITIES - (2.7)%                                    (39,775)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                           $  1,488,176

VISTA - SCHEDULE OF INVESTMENTS
----------------------------------------
JULY 31, 2004 (UNAUDITED)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                                    ($ IN THOUSANDS)
                                                                 Unrealized
          Contracts to Sell    Settlement Date       Value       Gain (Loss)
-----------------------------------------------------------------------------
  1,081,987 Euro for USD           8/31/04          $1,300           $1
  2,161,253 Euro for USD           8/31/04           2,597            4
  1,352,169 Euro for USD           8/31/04           1,624            1
 22,560,000 ZAR for USD            8/31/04           3,611          (43)
-----------------------------------------------------------------------------
                                                    $9,132        $ (37)
                                                 ============================
(Value on Settlement Date $9,095)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
USD = United States Dollar
ZAR = South African Rand
(1) Non-income producing.
(2) Industry is less than 0.05% of net assets.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at July 31, 2004, was $557, which represented 0.04% of net assets.
(4) Indicates a fair valued security which has not been valued utilizing an independent quote but has been valued pursuant to guidelines established by the Board of Directors. The aggregate value of fair valued securities at July
    31, 2004 was $557, which represented 0.04% of net assets.

VISTA - SCHEDULE OF INVESTMENTS
----------------------------------------
JULY 31, 2004 (UNAUDITED)

SUPPLEMENTAL NOTES TO SCHEDULE OF INVESTMENTS
1. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, excluding short-term investments, for the nine months ended July 31, 2004, were $2,645,910 and $2,531,131, respectively.

2. FEDERAL TAX INFORMATION
As of July 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $   1,398,899
                                                                 ===============
Gross tax appreciation of investments                              $     172,877
Gross tax depreciation of investments                                   (43,825)
                                                                 ---------------
Net tax appreciation of investments                               $      129,052
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GIFTRUST FUND
JULY 31, 2004
[american century logo and text logo]

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.7%
AEROSPACE & DEFENSE - 1.8%
            70,000  General Dynamics Corp.                        $        6,917
           139,000  L-3 Communications Holdings, Inc.                      8,500
                                                                 ---------------
                                                                          15,417
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.4%
            67,461  EGL Inc.                                               1,714
           264,000  Expeditors International of
                    Washington, Inc.                                      12,252
           161,000  J.B. Hunt Transport Services, Inc.                     6,184
                                                                 ---------------
                                                                          20,150
                                                                 ---------------
AUTO COMPONENTS(1)
            36,551  Goodyear Tire & Rubber Co. (The)                         400
                                                                 ---------------
AUTOMOBILES - 1.2%
           170,000  Harley-Davidson, Inc.                                 10,178
                                                                 ---------------
BIOTECHNOLOGY - 2.5%
           333,000  Charles River Laboratories(2)                         15,008
           102,000  ImClone Systems Inc.(2)                                6,010
                                                                 ---------------
                                                                          21,018
                                                                 ---------------
CAPITAL MARKETS - 1.9%
           346,400  Investors Financial
                    Services Corporation(3)                               15,824
                                                                 ---------------
CHEMICALS - 0.9%
           404,946  Agrium Inc.                                            5,848
            19,000  Potash Corp. of Saskatchewan                           1,837
                                                                 ---------------
                                                                           7,685
                                                                 ---------------
COMMERCIAL BANKS - 0.4%
            92,000  East West BanCorp, Inc.                                3,102
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 5.3%
           708,000  Copart Inc.(2)                                        15,753
           647,000  Corinthian Colleges, Inc.(2)                          12,112
           155,905  Manpower Inc.                                          6,790
            87,000  Resources Connection, Inc.                             3,374
           258,000  Robert Half International Inc.                         7,178
                                                                 ---------------
                                                                          45,207
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                      VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.8%
           157,519  Andrew Corporation(2)                         $        1,709
           240,084  Ditech Communications Corp.                            4,943
                                                                 ---------------
                                                                           6,652
                                                                 ---------------
CONSUMER FINANCE - 3.6%
           328,000  Capital One Financial Corp.                           22,737
           599,000  Providian Financial Corp.                              8,290
                                                                 ---------------
                                                                          31,027
                                                                 ---------------
CONTAINERS & PACKAGING - 1.1%
           510,000  Smurfit-Stone Container Corp.                          9,491
                                                                 ---------------
ELECTRONIC EQUIPMENT
& INSTRUMENTS - 2.8%
           223,000  Flir Systems Inc.(2)                                  14,189
           111,000  Paxar Corp.                                            2,140
           259,000  Tektronix, Inc.                                        7,874
                                                                 ---------------
                                                                          24,203
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.3%
           263,100  BJ Services Co.(2)                                    13,066
           261,000  Smith International, Inc.(2)                          15,211
                                                                 ---------------
                                                                          28,277
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.1%
           220,000  Whole Foods Market, Inc.                              18,110
                                                                 ---------------
FOOD PRODUCTS - 1.4%
           408,828  Smithfield Foods Inc.(2)                              11,586
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 8.5%
           120,000  Advanced Medical Optics Inc.                           4,566
           358,816  Apogent Technologies Inc.(2)                          11,662
           494,800  Bard (C.R.), Inc.                                     27,314
           151,000  Inamed Corp.(2)                                        8,181
           420,529  Thermo Electron Corp.                                 10,816
           227,000  Varian Inc.                                            8,603
            59,000  Waters Corp.                                           2,589
                                                                 ---------------
                                                                          73,731
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.8%
            85,000  Aetna Inc.                                             7,293
           174,000  Covance Inc.(2)                                        6,384
           213,000  Coventry Health Care Inc.(2)                          10,886
           369,500  DaVita Inc.(2)                                        11,222
            35,511  PacifiCare Health Systems, Inc.(2)                     1,086
           410,325  Select Medical Corporation                             5,269

Giftrust - Schedule of Investments
JULY 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                      VALUE
--------------------------------------------------------------------------------
           212,000  Triad Hospitals Inc.                           $       7,221
                                                                 ---------------
                                                                          49,361
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.2%
           944,790  Hilton Hotels Corporation                             16,846
           641,000  Royal Caribbean Cruises Ltd.                          27,402
                                                                 ---------------
                                                                          44,248
                                                                 ---------------
HOUSEHOLD DURABLES - 2.6%
           121,000  Black & Decker Corporation                             8,459
            84,000  Harman International
                    Industries Inc.                                        7,201
           198,682  Helen of Troy Ltd.(2)                                  6,225
                                                                 ---------------
                                                                          21,885
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.5%
            68,000  Textron Inc.                                           4,168
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.0%
           368,000  Priceline.com Inc.                                     8,714
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.3%
           145,000  Ask Jeeves, Inc.(2)                                    4,217
           131,000  Digital River Inc.                                     3,681
            57,622  Websense Inc.                                          2,201
           310,000  Yahoo! Inc.                                            9,547
                                                                 ---------------
                                                                          19,646
                                                                 ---------------
IT SERVICES - 5.2%
           233,000  Accenture Ltd. Cl A                                    5,739
           138,000  Computer Sciences Corp.                                6,521
           131,658  Global Payments Inc.                                   6,010
         1,009,174  Sabre Holdings Corp.                                  25,764
                                                                 ---------------
                                                                          44,034
                                                                 ---------------
MACHINERY - 1.6%
           222,000  Deere & Co.                                           13,944
                                                                 ---------------
MEDIA - 0.7%
            67,000  Getty Images Inc.                                      3,660
           250,896  Spanish Broadcasting System(2)                         2,155
                                                                 ---------------
                                                                           5,815
                                                                 ---------------
METALS & MINING - 1.8%
           101,136  Nucor Corp.                                            8,460
            94,000  Phelps Dodge Corp.                                     7,326
                                                                 ---------------
                                                                          15,786
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                      VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 2.2%
           113,000  Dollar General Corp.                           $       2,181
           244,000  Fred's Inc.                                            4,404
           296,000  J.C. Penney Co. Inc. Holding Company                  11,840
                                                                 ---------------
                                                                          18,425
                                                                 ---------------
OFFICE ELECTRONICS - 1.8%
           186,817  Zebra Technologies Corp. Cl A(2)                      15,437
                                                                 ---------------
OIL & GAS - 1.5%
           144,846  Western Gas Resources Inc.                             4,880
           270,500  XTO Energy Inc.                                        8,088
                                                                 ---------------
                                                                          12,968
                                                                 ---------------
PERSONAL PRODUCTS - 3.1%
           498,000  Estee Lauder Companies, Inc. Cl A                     21,862
           156,067  Nu Skin Enterprises Inc., Cl A                         4,262
                                                                 ---------------
                                                                          26,124
                                                                 ---------------
PHARMACEUTICALS - 3.6%
           470,000  Elan Corp. plc ADR                                     9,659
           183,424  Medicis Pharmaceutical
                    Corp. Cl A                                             6,561
           388,445  MGI Pharma Inc.(2)                                    10,880
           169,638  Salix Pharmaceuticals Ltd.(2)                          3,617
                                                                 ---------------
                                                                          30,717
                                                                 ---------------
ROAD & RAIL - 0.6%
           109,640  Yellow Roadway Corp.(2)                                4,770
                                                                 ---------------
SEMICONDUCTORS &
 SEMICONDUCTOR EQUIPMENT - 2.0%
           142,000  Analog Devices, Inc.                                   5,638
           310,000  ATI Technologies Inc. ADR                              4,991
           248,000  National Semiconductor Corp.(2)                        4,253
            70,000  Silicon Laboratories Inc.(2)                           2,470
                                                                 ---------------
                                                                          17,352
                                                                 ---------------
SOFTWARE - 5.1%
           107,000  Autodesk, Inc.                                         4,301
           388,000  Check Point Software
                    Technologies(2)                                        7,717
           245,000  Hyperion Solutions Corp.(2)                           10,050
           216,633  Kronos Inc.                                            9,515
           255,000  Symantec Corp.(2)                                     11,924
                                                                 ---------------
                                                                          43,507
                                                                 ---------------
SPECIALTY RETAIL - 1.3%
           121,000  Michaels Stores, Inc.                                  6,537

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                      VALUE
--------------------------------------------------------------------------------
    232,311 Pep Boys-Manny,
            Moe & Jack (The)                                      $        4,809
                                                                 ---------------
                                                                          11,346
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
           348,200  Coach Inc.(2)                                         14,899
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 2.9%
           240,000  Doral Financial Corp.                                  9,420
           207,000  PMI Group, Inc. (The)                                  8,535
           156,000  Radian Group Inc.                                      7,179
                                                                 ---------------
                                                                          25,134
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 0.6%
            95,000  Grainger (W.W.), Inc.                                  5,030
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 4.6%
           683,000  Nextel Partners, Inc. Cl A(2)(3)                      10,976
           740,012  NII Holdings Inc. Cl B(2)                             28,135
                                                                 ---------------
                                                                          39,111
                                                                 ---------------
TOTAL COMMON STOCKS                                                      834,479
  (Cost $789,569)                                                ---------------

TEMPORARY CASH INVESTMENTS - 3.0%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 5.66% - 5.70%,
2/15/23 - 11/15/27, valued at $19,044),
in a joint trading account at 1.25%,
dated 7/30/04, due 8/2/04
(Delivery value $18,402)                                                  18,400

Repurchase Agreement, State Street Corp.,
(collateralized by various
U.S. Treasury obligations, 7.125%, 2/15/23,
valued at $7,385), in a joint
trading account at 1.25%, dated 7/30/04,
due 8/2/04
(Delivery value $7,201)                                                    7,200
                                                                 ---------------

TOTAL TEMPORARY CASH INVESTMENTS                                          25,600
  (Cost $25,600)                                                 ---------------

COLLATERAL RECEIVED FOR
SECURITIES LENDING(1)(4)
REPURCHASE AGREEMENTS
Repurchase Agreement, UBS AG,
(U.S. Goverment Agency
obligations), 1.31%, dated 7/30/04, due 8/2/04
(Delivery Value $740)                                                        740
                                                                 ---------------

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                       VALUE
--------------------------------------------------------------------------------
SHORT-TERM DEBT
     $5,001 Citibank Omni-S Master Trust,
            Series 2002-1, Class A, VRN,
            1.48%, 8/15/04, resets monthly
            off the 1-month LIBOR plus
            0.10% with a floor of 0.10%
            and no caps                                           $        5,002
                                                                 ---------------

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING                                                         5,742
  (Cost $5,742)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 101.4%                                     865,821
                                                                 ---------------
  (Cost $820,911)

OTHER ASSETS AND LIABILITIES - (1.4)%                                   (12,235)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     853,586
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective July 31, 2004.
(1) Industry is less than 0.05% of net assets.
(2) Non-income producing.
(3) Security, or a portion thereof, was on loan as of July 31, 2004.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GIFTRUST - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS ($ in Thousands)

1. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, excluding short-term investments, for the nine months ended July 31, 2004, were $1,709,725 and $1,693,111, respectively.

2. FEDERAL TAX INFORMATION
As of July 31, 2004, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                                    $     824,340
                                                                 ===============
Gross tax appreciation of investments                              $      74,579
Gross tax depreciation of investments                                   (33,098)
                                                                 ---------------
Net tax appreciation of investments                                $      41,481
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY (reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
CAPITAL GROWTH FUND
JULY 31, 2004

[american century logo and text logo]

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
----------------------------------------
JULY 31, 2004 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.6%
AEROSPACE & DEFENSE - 2.6%
               374  Rockwell Collins                               $      12,798
               167  United Technologies Corp.                             15,615
                                                                 ---------------
                                                                          28,413
                                                                 ---------------
AUTO COMPONENTS - 0.4%
               113  Autoliv, Inc.                                          4,756
                                                                 ---------------
AUTOMOBILES - 1.7%
               307  Harley-Davidson, Inc.                                 18,380
                                                                 ---------------
BEVERAGES - 3.0%
               645  PepsiCo, Inc.                                         32,250
                                                                 ---------------
BIOTECHNOLOGY - 2.5%
               202  Amgen Inc.(1)                                         11,491
               168  Celgene Corp.(1)                                       8,959
               141  Neurocrine Biosciences Inc.(1)                         6,566
                                                                 ---------------
                                                                          27,016
                                                                 ---------------
CAPITAL MARKETS - 2.3%
               133  Goldman Sachs Group, Inc. (The)                       11,729
               326  Northern Trust Corp.                                  13,083
                                                                 ---------------
                                                                          24,812
                                                                 ---------------
CHEMICALS - 2.0%
               608  Monsanto Co.                                          22,046
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.6%
               288  Monster Worldwide Inc.(1)                              6,362
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 6.5%
             1,895  Cisco Systems Inc.(1)                                 39,529
               235  Juniper Networks, Inc.(1)                              5,396
               591  Motorola, Inc.                                         9,415
               235  QUALCOMM Inc.                                         16,234
                                                                 ---------------
                                                                          70,574
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.4%
               659  Dell Inc.(1)                                          23,374
               151  International Business Machines Corp.                 13,148
                                                                 ---------------
                                                                          36,522
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
----------------------------------------
JULY 31, 2004 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 1.7%
               361  American Express Co.                            $     18,140
                                                                 ---------------
DIVERSIFIED - 3.0%
               725  iShares Russell 1000
                    Growth Index Fund                                     32,756
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
               131  J.P. Morgan Chase & Co.                                4,890
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
             1,005  Sprint Corp.                                          18,773
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.2%
               190  CVS Corp.                                              7,955
               292  Wal-Mart Stores, Inc.                                 15,479
                                                                 ---------------
                                                                          23,434
                                                                 ---------------
FOOD PRODUCTS - 0.7%
               200  McCormick &
                    Company, Incorporated                                  7,154
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 10.6%
               148  Alcon, Inc.                                           11,337
               326  Bard (C.R.), Inc.                                     17,995
               435  Baxter International, Inc.                            13,080
               273  Fisher Scientific International(1)                    15,889
               209  Guidant Corp.                                         11,562
               594  Hospira Inc.(1)                                       15,391
               566  Medtronic, Inc.                                       28,113
                                                                 ---------------
                                                                         113,367
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.5%
               268  Caesars Entertainment Inc.(1)                          3,948
               487  Carnival Corporation                                  22,699
                                                                 ---------------
                                                                          26,647
                                                                 ---------------
HOUSEHOLD PRODUCTS - 4.8%
               204  Kimberly-Clark Corp.                                  13,070
               750  Procter & Gamble Co. (The)                            39,113
                                                                 ---------------
                                                                          52,183
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 5.7%
                60  3M Co.                                                 4,942
             1,096  General Electric Co.                                  36,441
               319  Textron Inc.                                          19,555
                                                                 ---------------
                                                                          60,938
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
----------------------------------------
JULY 31, 2004 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
INSURANCE - 3.0%
               177  American International
                    Group, Inc.                                     $     12,505
               559  MetLife, Inc.                                         19,940
                                                                 ---------------
                                                                          32,445
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.7%
               100  eBay Inc.(1)                                           7,833
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.6%
               471  VeriSign, Inc.(1)                                      8,247
               658  Yahoo! Inc.(1)                                        20,267
                                                                 ---------------
                                                                          28,514
                                                                 ---------------
IT SERVICES - 2.3%
               546  First Data Corp.                                      24,357
                                                                 ---------------
MEDIA - 2.3%
               592  Univision
                    Communications Inc. Cl A(1)                           17,150
               300  XM Satellite
                    Radio Holdings Inc.(1)                                 7,917
                                                                 ---------------
                                                                          25,067
                                                                 ---------------
MULTILINE RETAIL - 3.5%
               201  J.C. Penney Co. Inc.
                    Holding Company                                        8,040
               141  Kohl's Corp.(1)                                        6,452
               527  Target Corporation                                    22,977
                                                                 ---------------
                                                                          37,469
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
                15  Zebra Technologies Corp. Cl A(1)                       1,239
                                                                 ---------------
OIL & GAS - 2.8%
               324  Apache Corp.                                          15,076
               309  Occidental Petroleum Corp.                            15,224
                                                                 ---------------
                                                                          30,300
                                                                 ---------------
PERSONAL PRODUCTS - 1.6%
               113  Alberto-Culver Company Cl B                            5,268
               311  Gillette Company                                      12,123
                                                                 ---------------
                                                                          17,391
                                                                 ---------------

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
----------------------------------------
JULY 31, 2004 (UNAUDITED)
SHARES                                                                   VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS - 8.5%
               133  Eli Lilly and Company                          $       8,475
               508  Johnson & Johnson                                     28,078
               260  Novartis AG ORD                                       11,618
               674  Pfizer, Inc.                                          21,541
               217  Roche Holding AG ORD                                  21,426
                                                                 ---------------
                                                                          91,138
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT - 4.8%
               264  Altera Corp.(1)                                        5,496
             1,260  Intel Corp.                                           30,719
               352  Linear Technology Corp.                               13,763
               811  Vitesse Semiconductor Corp.(1)                         2,271
                                                                 ---------------
                                                                          52,249
                                                                 ---------------
SOFTWARE - 6.0%
             1,248  Microsoft Corporation                                 35,518
               490  Novell, Inc.(1)                                        3,352
               926  Oracle Corp.(1)                                        9,732
               403  SAP AG ADR                                            16,124
                                                                 ---------------
                                                                          64,726
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
               247  NIKE, Inc. Cl B                                       17,959
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.3%
               204  MGIC Investment Corp.                                 14,484
                                                                 ---------------

TOTAL COMMON STOCKS                                                    1,074,584
  (Cost $1,086,586)                                              ---------------

TOTAL INVESTMENT SECURITIES - 99.6%                                    1,074,584
                                                                 ---------------
  (Cost $1,086,586)

OTHER ASSETS AND LIABILITIES - 0.4%                                        3,898
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $   1,078,482
                                                                 ===============

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
----------------------------------------
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

                                                         Unrealized
Contracts to Sell        Settlement Date       Value        Gain
--------------------------------------------------------------------------------
29,381 CHF for USD          8/31/04          $22,953       $ 72
 2,143 Euro for USD         8/31/04            2,574          3
 4,281 Euro for USD         8/31/04            5,144          8
 2,678 Euro for USD         8/31/04            3,217          2
--------------------------------------------------------------------------------
                                             $33,888       $ 85
                                           =====================================
(Value on Settlement Date $33,973)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.

CAPITAL GROWTH - SCHEDULE OF INVESTMENTS
----------------------------------------
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, excluding short-term investments, for the period February 27, 2004 (inception) through July 31, 2004, were
$1,776,680 and $655,635, respectively.

2. FEDERAL TAX INFORMATION
As of July 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $   1,092,327
                                                                 ===============
Gross tax appreciation of investments                              $      33,147
Gross tax depreciation of investments                                   (50,890)
                                                                 ---------------
Net tax appreciation of investments                                $    (17,743)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY (reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GROWTH FUND
JULY 31, 2004
[american century logo and text logo]

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.5%
AEROSPACE & DEFENSE - 2.7%
         1,738,400  Rockwell Collins                              $       59,488
           774,800  United Technologies Corp.                             72,444
                                                                 ---------------
                                                                         131,932
                                                                 ---------------
AUTO COMPONENTS - 0.4%
           507,800  Autoliv, Inc.                                         21,373
                                                                 ---------------
AUTOMOBILES - 1.8%
         1,420,500  Harley-Davidson, Inc.                                 85,045
                                                                 ---------------
BEVERAGES - 3.1%
         3,002,400  PepsiCo, Inc.                                        150,120
                                                                 ---------------
BIOTECHNOLOGY - 2.6%
           937,500  Amgen Inc.(1)                                         53,325
           775,800  Celgene Corp.(1)                                      41,373
           633,800  Neurocrine Biosciences Inc.(1)                        29,516
                                                                 ---------------
                                                                         124,214
                                                                 ---------------
CAPITAL MARKETS - 2.4%
           617,500  Goldman Sachs Group, Inc. (The)                       54,457
         1,493,300  Northern Trust Corp.                                  59,926
                                                                 ---------------
                                                                         114,383
                                                                 ---------------
CHEMICALS - 2.1%
         2,829,400  Monsanto Co.                                         102,594
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.6%
         1,304,600  Monster Worldwide Inc.(1)                             28,819
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 6.8%
         8,775,200  Cisco Systems Inc.(1)                                183,051
         1,090,600  Juniper Networks, Inc.(1)                             25,040
         2,747,400  Motorola, Inc.                                        43,766
         1,095,300  QUALCOMM Inc.                                         75,663
                                                                 ---------------
                                                                         327,520
                                                                 ---------------
COMPUTERS & PERIPHERALS - 3.5%
         3,013,600  Dell Inc.(1)                                         106,892
           700,500  International Business
                    Machines Corp.                                        60,993
                                                                 ---------------
                                                                         167,885
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 1.7%
         1,616,200  American Express Co.                          $       81,214
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 0.5%
           585,600  J.P. Morgan Chase & Co.                               21,860
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.8%
         4,653,600  Sprint Corp.                                          86,929
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.2%
           849,600  CVS Corp.                                             35,573
         1,351,400  Wal-Mart Stores, Inc.                                 71,637
                                                                 ---------------
                                                                         107,210
                                                                 ---------------
FOOD PRODUCTS - 0.7%
           912,900  McCormick & Company, Inc.                             32,654
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 10.9%
           664,700  Alcon, Inc.                                           50,916
         1,519,000  Bard (C.R.), Inc.                                     83,850
         1,948,600  Baxter International, Inc.                            58,594
         1,271,000  Fisher Scientific International(1)                    73,972
           971,500  Guidant Corp.                                         53,743
         2,765,000  Hospira Inc.(1)                                       71,641
         2,635,200  Medtronic, Inc.                                      130,891
                                                                 ---------------
                                                                         523,607
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.5%
         1,202,000  Caesars Entertainment Inc.(1)                         17,705
         2,257,100  Carnival Corporation                                 105,204
                                                                 ---------------
                                                                         122,909
                                                                 ---------------
HOUSEHOLD PRODUCTS - 4.9%
           915,000  Kimberly-Clark Corp.                                  58,624
         3,400,400  Procter & Gamble Co. (The)                           177,331
                                                                 ---------------
                                                                         235,955
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 5.8%
           281,000  3M Co.                                                23,143
         5,012,700  General Electric Co.                                 166,672
         1,485,300  Textron Inc.                                          91,049
                                                                 ---------------
                                                                         280,864
                                                                 ---------------

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
INSURANCE - 3.1%
           807,700  American International Group, Inc.            $       57,064
         2,598,500  MetLife, Inc.                                         92,689
                                                                 ---------------
                                                                         149,753
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.8%
           463,500  eBay Inc.(1)                                          36,306
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.7%
         2,190,400  VeriSign, Inc.(1)                                     38,354
         3,062,600  Yahoo! Inc.(1)                                        94,328
                                                                 ---------------
                                                                         132,682
                                                                 ---------------
IT SERVICES - 2.3%
         2,539,900  First Data Corp.                                     113,305
                                                                 ---------------
MEDIA - 2.4%
         2,755,700  Univision Communications
                    Inc. Cl A(1)                                          79,833
         1,390,800  XM Satellite Radio Holdings Inc.(1)                   36,703
                                                                 ---------------
                                                                         116,536
                                                                 ---------------
MULTILINE RETAIL - 3.6%
           932,700  J.C. Penney Co. Inc.
                    Holding Company                                       37,308
           653,600  Kohl's Corp.(1)                                       29,909
         2,453,800  Target Corporation                                   106,985
                                                                 ---------------
                                                                         174,202
                                                                 ---------------
OFFICE ELECTRONICS - 0.1%
            67,300  Zebra Technologies Corp. Cl A(1)                       5,561
                                                                 ---------------
OIL & GAS - 2.9%
         1,508,100  Apache Corp.                                          70,172
         1,436,200  Occidental Petroleum Corp.                            70,761
                                                                 ---------------
                                                                         140,933
                                                                 ---------------
PERSONAL PRODUCTS - 1.6%
           518,300  Alberto-Culver Company Cl B                           24,163
         1,390,700  Gillette Company                                      54,210
                                                                 ---------------
                                                                          78,373
                                                                 ---------------
PHARMACEUTICALS - 8.7%
           617,900  Eli Lilly and Company                                 39,373
         2,276,700  Johnson & Johnson                                    125,833
         1,210,000  Novartis AG ORD                                       54,071

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                         ($ IN THOUSANDS)                      VALUE
--------------------------------------------------------------------------------
         3,134,200  Pfizer, Inc.                                   $     100,169
         1,002,900  Roche Holding AG ORD                                  99,026
                                                                 ---------------
                                                                         418,472
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.0%
         1,241,700  Altera Corp.(1)                                       25,852
         5,834,800  Intel Corp.                                          142,253
         1,607,900  Linear Technology Corp.                               62,869
         3,820,800  Vitesse Semiconductor Corp.(1)                        10,698
                                                                 ---------------
                                                                         241,672
                                                                 ---------------
SOFTWARE - 6.2%
         5,772,500  Microsoft Corporation                                164,285
         2,308,582  Novell, Inc.(1)                                       15,791
         4,282,300  Oracle Corp.(1)                                       45,007
         1,863,700  SAP AG ADR                                            74,567
                                                                 ---------------
                                                                         299,650
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
         1,145,600  NIKE, Inc. Cl B                                       83,297
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.4%
           948,800  MGIC Investment Corp.                                 67,365
                                                                 ---------------
TOTAL COMMON STOCKS                                                    4,805,194
(Cost $4,322,543)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.3%
Repurchase Agreement, State Street Corp.,
(collateralized by various U.S. Treasury obligations,
7.125%, 2/15/23, valued at $16,309), in a joint
trading account at 1.25%, dated 7/30/04,
due 8/2/04
(Delivery value $15,902)                                                  15,900
                                                                 ---------------
(Cost $15,900)

TOTAL INVESTMENT SECURITIES - 99.8%                                    4,821,094
                                                                 ---------------
(Cost $4,338,443)

OTHER ASSETS AND LIABILITIES - 0.2%                                        7,705
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   4,828,799
                                                                 ===============

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                                       ($ IN THOUSANDS)
                                                                 Unrealized
Contracts to Sell                Settlement Date       Value        Gain
------------------------------------------------------------------------------
 136,123,557  CHF for USD           8/31/04          $106,344        $334
   9,910,773  Euro for USD          8/31/04            11,907          14
  12,385,580  Euro for USD          8/31/04            14,880           7
  19,796,627  Euro for USD          8/31/04            23,783          36
------------------------------------------------------------------------------
                                                     $156,914        $391
                                                   ===========================
(Value on Settlement Date $157,305)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
ORD = Foreign Ordinary Share
USD = United States Dollar
(1)  Non-income producing.

GROWTH - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS ($ in Thousands)

1. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the nine months ended July 31, 2004, were $5,797,565 and
$5,979,524, respectively.

2. FEDERAL TAX INFORMATION

As of July 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $   4,345,785
                                                                 ===============
Gross tax appreciation of investments                             $     630,835
Gross tax depreciation of investments                                  (155,526)
                                                                 ---------------
Net tax appreciation of investments                               $     475,309
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
HERITAGE FUND
JULY 31, 2004
[american century logo and text logo]

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                     VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.0%
AEROSPACE & DEFENSE - 1.8%
           100,800  General Dynamics Corp.                        $        9,961
           201,100  L-3 Communications Holdings, Inc.                     12,297
                                                                 ---------------
                                                                          22,258
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.6%
            97,907  EGL Inc.(1)                                            2,488
           435,900  Expeditors International
                    of Washington, Inc.                                   20,229
           233,000  J.B. Hunt Transport Services, Inc.                     8,950
                                                                 ---------------
                                                                          31,667
                                                                 ---------------
AUTO COMPONENTS(2)
            52,765  Goodyear Tire & Rubber Co. (The)(1)                      578
                                                                 ---------------
AUTOMOBILES - 1.2%
           245,300  Harley-Davidson, Inc.                                 14,686
                                                                 ---------------
BIOTECHNOLOGY - 1.6%
           283,500  Charles River Laboratories(1)                         12,777
           108,700  ImClone Systems Inc.(1)                                6,405
                                                                 ---------------
                                                                          19,182
                                                                 ---------------
CAPITAL MARKETS - 1.9%
           516,300  Investors Financial
                    Services Corporation                                  23,585
                                                                 ---------------
CHEMICALS - 0.9%
           585,262  Agrium Inc.                                            8,452
            28,000  Potash Corp. of Saskatchewan                           2,707
                                                                 ---------------
                                                                          11,159
                                                                 ---------------
COMMERCIAL BANKS - 2.5%
           333,300  Cullen/Frost Bankers, Inc.                            14,339
           321,300  East West BanCorp, Inc.                               10,834
           155,600  North Fork Bancorporation, Inc.                        6,076
                                                                 ---------------
                                                                          31,249
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 5.2%
         1,021,200  Copart Inc.(1)                                        22,721
           873,700  Corinthian Colleges, Inc.(1)                          16,356
           225,618  Manpower Inc.                                          9,826
           125,400  Resources Connection, Inc.(1)                          4,863
           373,600  Robert Half International Inc.                        10,394
                                                                 ---------------
                                                                          64,160
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                     VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 0.6%
            56,971  Andrew Corporation(1)                        $           618
           344,665  Ditech Communications Corp.(1)                         7,097
                                                                 ---------------
                                                                           7,715
                                                                 ---------------
CONSUMER FINANCE - 4.0%
           498,100  Capital One Financial Corp.                           34,528
         1,040,600  Providian Financial Corp.(1)                          14,402
                                                                 ---------------
                                                                          48,930
                                                                 ---------------
CONTAINERS & PACKAGING - 1.1%
           736,700  Smurfit-Stone Container Corp.(1)                      13,710
                                                                 ---------------
ELECTRICAL EQUIPMENT - 0.6%
           249,800  Ametek Inc.                                            7,704
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.6%
           171,300  Flir Systems Inc.(1)                                  10,900
           160,400  Paxar Corp.(1)                                         3,093
           602,300  Tektronix, Inc.                                       18,309
                                                                 ---------------
                                                                          32,302
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.2%
           368,100  BJ Services Co.(1)                                    18,280
           368,800  Smith International, Inc.(1)                          21,494
                                                                 ---------------
                                                                          39,774
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.1%
           318,800  Whole Foods Market, Inc.                              26,244
                                                                 ---------------
FOOD PRODUCTS - 1.5%
           632,911  Smithfield Foods Inc.(1)                              17,937
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 8.4%
           173,300  Advanced Medical Optics Inc.(1)                        6,594
           546,453  Apogent Technologies Inc.(1)                          17,760
           661,600  Bard (C.R.), Inc.                                     36,519
           217,100  Inamed Corp.(1)                                       11,762
           608,941  Thermo Electron Corp.(1)                              15,662
           327,800  Varian Inc.(1)                                        12,424
            85,800  Waters Corp.(1)                                        3,765
                                                                 ---------------
                                                                         104,486
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.4%
           138,100  Aetna Inc.                                            11,849
           201,700  Covance Inc.(1)                                        7,400
           307,050  Coventry Health Care Inc.(1)                          15,694
           443,900  DaVita Inc.(1)                                        13,481

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                     VALUE
--------------------------------------------------------------------------------
            51,651  PacifiCare Health Systems, Inc.(1)             $       1,579
           596,670  Select Medical Corporation                             7,661
           306,200  Triad Hospitals Inc.(1)                               10,429
                                                                 ---------------
                                                                          68,093
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 5.6%
         1,366,605  Hilton Hotels Corporation                             24,367
           129,261  International Speedway Corp.                           6,727
           926,300  Royal Caribbean Cruises Ltd.                          39,599
                                                                 ---------------
                                                                          70,693
                                                                 ---------------
HOUSEHOLD DURABLES - 2.2%
           175,800  Black & Decker Corporation                            12,291
            90,400  Harman International Industries Inc.                   7,750
           191,600  Jarden Corp.(1)                                        6,924
                                                                 ---------------
                                                                          26,965
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.5%
            98,700  Textron Inc.                                           6,050
                                                                 ---------------
INSURANCE - 1.1%
           443,600  HCC Insurance Holdings, Inc.                          13,441
                                                                 ---------------
INTERNET & CATALOG RETAIL - 1.0%
           531,100  Priceline.com Inc.(1)                                 12,576
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.3%
           172,600  Ask Jeeves, Inc.(1)                                    5,019
            83,440  Websense Inc.(1)                                       3,187
           244,800  Yahoo! Inc.(1)                                         7,540
                                                                 ---------------
                                                                          15,746
                                                                 ---------------
IT SERVICES - 4.9%
           335,400  Accenture Ltd. Cl A(1)                                 8,261
           199,700  Computer Sciences Corp.(1)                             9,436
           116,641  Global Payments Inc.                                   5,325
         1,459,934  Sabre Holdings Corp.                                  37,272
                                                                 ---------------
                                                                          60,294
                                                                 ---------------
MACHINERY - 2.3%
           301,100  Deere & Co.                                           18,912
           388,600  Flowserve Corp.(1)                                     9,307
                                                                 ---------------
                                                                          28,219
                                                                 ---------------

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                     VALUE
--------------------------------------------------------------------------------
MEDIA - 0.7%
            96,000  Getty Images Inc.(1)                          $        5,243
           366,298  Spanish Broadcasting System(1)                         3,147
                                                                 ---------------
                                                                           8,390
                                                                 ---------------
METALS & MINING - 1.8%
           145,337  Nucor Corp.                                           12,157
           132,600  Phelps Dodge Corp.(1)                                 10,335
                                                                 ---------------
                                                                          22,492
                                                                 ---------------
MULTILINE RETAIL - 2.3%
           391,900  Dollar General Corp.                                   7,564
           352,800  Fred's Inc.                                            6,368
           350,000  J.C. Penney Co. Inc.
                    Holding Company                                       14,000
                                                                 ---------------
                                                                          27,932
                                                                 ---------------
OFFICE ELECTRONICS - 1.8%
           261,845  Zebra Technologies Corp. Cl A(1)                      21,636
                                                                 ---------------
OIL & GAS - 1.5%
           201,948  Western Gas Resources Inc.                             6,804
           392,432  XTO Energy Inc.                                       11,733
                                                                 ---------------
                                                                          18,537
                                                                 ---------------
PERSONAL PRODUCTS - 3.3%
           202,800  Avon Products, Inc.                                    8,722
           720,200  Estee Lauder Companies, Inc. Cl A                     31,617
                                                                 ---------------
                                                                          40,339
                                                                 ---------------
PHARMACEUTICALS - 2.7%
           449,800  Elan Corp. plc ADR(1)                                  9,243
           216,532  Medicis Pharmaceutical Corp. Cl A                      7,745
           561,897  MGI Pharma Inc.(1)                                    15,739
                                                                 ---------------
                                                                          32,727
                                                                 ---------------
ROAD & RAIL - 0.6%
           158,000  Yellow Roadway Corp.(1)                                6,875
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
           126,800  Analog Devices, Inc.                                   5,034
           448,100  ATI Technologies Inc.(1)                               7,214
           215,200  National Semiconductor Corp.(1)                        3,691
            30,500  Silicon Laboratories Inc.(1)                           1,076
                                                                 ---------------
                                                                          17,015
                                                                 ---------------
SOFTWARE - 4.3%
           155,400  Autodesk, Inc.                                         6,247

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES          ($ IN THOUSANDS)                                     VALUE
--------------------------------------------------------------------------------
           420,700  Check Point Software
                    Technologies(1)                               $        8,368
           354,600  Hyperion Solutions Corp.(1)                           14,545
           258,917  Kronos Inc.(1)                                        11,372
           273,200  Symantec Corp.(1)                                     12,775
                                                                 ---------------
                                                                          53,307
                                                                 ---------------
SPECIALTY RETAIL - 1.9%
           174,200  Michaels Stores, Inc.                                  9,413
           333,002  Pep Boys-Manny, Moe & Jack (The)                       6,893
           180,100  Sherwin-Williams Co.                                   7,272
                                                                 ---------------
                                                                          23,578
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.6%
           473,900  Coach Inc.(1)                                         20,278
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 3.7%
           346,800  Doral Financial Corp.                                 13,611
           298,800  PMI Group, Inc. (The)                                 12,320
           254,600  Radian Group Inc.                                     11,717
           472,900  W Holding Company, Inc.                                7,803
                                                                 ---------------
                                                                          45,451
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.2%
           137,000  Grainger (W.W.), Inc.                                  7,254
           120,900  Hughes Supply, Inc.                                    7,365
                                                                 ---------------
                                                                          14,619
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 4.1%
           988,223  Nextel Partners, Inc. Cl A(1)                         15,881
           908,293  NII Holdings Inc. Cl B(1)                             34,533
                                                                 ---------------
                                                                          50,414
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,222,993
  (Cost $1,151,874)                                              ---------------

TEMPORARY CASH INVESTMENTS - 1.8%
Repurchase Agreement, State Street Corp.,
(collateralized by various U.S. Treasury obligations,
7.125%, 2/15/23, valued at $22,361), in a
joint trading account at 1.25%, dated 7/30/04,
due 8/2/04
(Delivery value $21,802)                                                  21,800
                                                                 ---------------
(Cost $21,800)

TOTAL INVESTMENT SECURITIES - 100.8%                                   1,244,793
                                                                 ---------------
(Cost $1,173,674)

OTHER ASSETS AND LIABILITIES - (0.8)%                                    (9,914)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   1,234,879
                                                                 ===============

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
(1)    Non-income producing.
(2)    Industry is less than 0.05% of total investment securities.

HERITAGE - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS ($ in Thousands)

1. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the nine months ended July 31, 2004, were $2,551,410 and $2,563,427, respectively.

2. FEDERAL TAX INFORMATION

As of July 31, 2004, the components of investments for federal income tax purposes (in thousands) were as follows:

Federal tax cost of investments                                    $   1,177,955
                                                                 ===============
Gross tax appreciation of investments                              $     109,682
Gross tax depreciation of investments                                   (42,844)
                                                                 ---------------
Net tax appreciation of investments                                $      66,838
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY (reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
New Opportunities Fund
JULY 31, 2004
[american century logo and text logo]

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.0%
AEROSPACE & DEFENSE - 3.9%
           102,804  Applied Signal Technology Inc.                $        3,554
           184,457  Sensytech Inc.(1)                                      3,844
           141,240  United Industrial Corporation                          3,462
                                                                 ---------------
                                                                          10,860
                                                                 ---------------
AIRLINES - 0.4%
            91,090  Republic Airways Holdings Inc.(1)                      1,099
                                                                 ---------------
BUILDING PRODUCTS - 1.3%
            95,004  Mueller Industries Inc.                                3,622
                                                                 ---------------
CAPITAL MARKETS - 1.1%
           148,475  Greenhill & Co. Inc.(1)                                3,036
                                                                 ---------------
COMMERCIAL BANKS - 6.5%
            84,244  Bancorp Bank (The)(1)                                  1,494
           195,633  BankAtlantic BanCorp Inc.                              3,569
            65,019  Bank of Hawaii Corporation                             2,921
            45,463  Cathay General Bancorp                                 3,046
           113,420  East West BanCorp, Inc.                                3,825
            90,660  United Bankshares Inc.                                 2,858
                                                                 ---------------
                                                                          17,713
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 6.3%
           271,261  Korn/Ferry International(1)                            4,837
           180,901  Navigant Consulting Inc. (1)                           3,790
            69,429  Resources Connection, Inc. (1)                         2,692
           213,329  Sotheby's Holdings Cl A(1)                             3,409
           209,128  Steelcase Inc. Cl A                                    2,729
                                                                 ---------------
                                                                          17,457
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 4.8%
           159,462  Alvarion Ltd.(1)                                       1,944
           174,600  Belden CDT Inc.(1)                                     3,396
           183,690  CommScope Inc.(1)                                      3,784
            26,279  Plantronics, Inc.(1)                                   1,016
           163,485  Tekelec(1)                                             3,177
                                                                 ---------------
                                                                          13,317
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.1%
            67,847  Avid Technology, Inc.(1)                               3,171
                                                                 ---------------
CONSUMER FINANCE - 0.6%
            73,028  World Acceptance Corp.(1)                              1,562
                                                                 ---------------

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.6%
           187,719  General Cable Corp.(1)                        $        1,787
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.2%
            81,528  Flir Systems Inc.(1)                                   5,188
            69,365  Scansource Inc.(1)                                     4,065
            52,924  Taser International Inc.(1)                            1,659
            41,297  X-Rite Inc.                                              617
                                                                 ---------------
                                                                          11,529
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 5.8%
            78,868  Carbo Ceramics Inc.                                    5,586
           175,540  Lone Star Technologies, Inc.(1)                        5,850
           142,713  Unit Corporation(1)                                    4,602
                                                                 ---------------
                                                                          16,038
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.2%
           104,900  Kensey Nash Corp.(1)                                   2,968
           141,940  Molecular Devices Corporation(1)                       2,897
           265,995  Urologix Inc.(1)                                       2,692
           332,073  Vascular Solutions Inc.(1)                             3,138
                                                                 ---------------
                                                                          11,695
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 6.1%
           134,831  American Healthcorp, Inc.(1)                           3,671
           143,031  LCA-Vision Inc.(1)                                     3,732
            24,653  Matria Healthcare Inc.(1)                                616
           135,182  Psychiatric Solutions Inc.(1)                          3,448
           162,942  SFBC International, Inc.(1)                            5,547
                                                                 ---------------
                                                                          17,014
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.1%
           611,893  La Quinta Corporation(1)                               4,687
            36,574  WMS Industries Inc.(1)                                   996
                                                                 ---------------
                                                                           5,683
                                                                 ---------------
HOUSEHOLD DURABLES - 2.1%
            84,735  Jarden Corp(1)                                         3,062
            65,466  Stanley Works (The)                                    2,776
                                                                 ---------------
                                                                           5,838
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.8%
           122,824  J. Jill Group, Inc. (The)(1)                           2,281
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.8%
           121,912  Digital River Inc.(1)                                  3,426

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
            43,581  Websense Inc.(1)                              $        1,664
                                                                 ---------------
                                                                           5,090
                                                                 ---------------
MACHINERY - 4.5%
            95,327  Bucyrus International Inc. Cl A(1)                     2,288
           114,974  Kaydon Corporation                                     3,349
           100,043  Lincoln Electric Holdings Inc.                         3,402
           120,333  Wabash National Corp.(1)                               3,475
                                                                 ---------------
                                                                          12,514
                                                                 ---------------
MEDIA - 1.2%
            61,980  Getty Images Inc.(1)                                   3,385
                                                                 ---------------
METALS & MINING - 6.3%
           491,240  AK Steel Holding Corp.(1)                              3,257
           144,410  Arch Coal Inc.                                         4,877
            20,404  Carpenter Technology                                     877
            49,946  Titanium Metals Corp.(1)                               5,419
           149,549  Worthington Industries, Inc.                           3,063
                                                                 ---------------
                                                                          17,493
                                                                 ---------------
OIL & GAS - 6.1%
            94,181  Berry Petroleum Company Cl A                           2,850
           200,360  Edge Petroleum Corp.(1)                                3,426
           326,061  Magnum Hunter Resources Inc.(1)                        3,495
           273,491  OMI Corp.(1)                                           3,980
           573,089  Petroquest Energy Inc.(1)                              3,020
                                                                 ---------------
                                                                          16,771
                                                                 ---------------
PHARMACEUTICALS - 2.1%
           226,852  Bone Care International Inc.(1)                        5,692
                                                                 ---------------
ROAD & RAIL - 3.9%
           104,251  Arkansas Best Corporation                              3,646
           186,429  Knight Transportation Inc.(1)                          3,693
           170,972  Werner Enterprises Inc.                                3,407
                                                                 ---------------
                                                                          10,746
                                                                 ---------------
SEMICONDUCTORS &
SEMICONDUCTOR EQUIPMENT -1.0%
             3,654  Cohu Inc.                                                 69
           105,402  Electro Scientific Industries Inc.(1)                  2,714
                                                                 ---------------
                                                                           2,783
                                                                 ---------------
SOFTWARE - 8.0%
           172,275  Activision, Inc.(1)                                    2,524
            90,699  Kronos Inc.(1)                                         3,984
           142,235  Macromedia, Inc.(1)                                    2,873
           140,502  Macrovision Corp.(1)                                   3,040

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                        ($ IN THOUSANDS)                        VALUE
--------------------------------------------------------------------------------
           131,628  Open Solutions Inc.(1)                        $        2,980
           105,237  RSA Security Inc.(1)                                   1,960
           105,530  Ulticom Inc.(1)                                        1,132
           109,851  Verint Systems Inc.(1)                                 3,483
                                                                 ---------------
                                                                          21,976
                                                                 ---------------
SPECIALTY RETAIL - 3.3%
           125,780  Aaron Rents Inc.                                       4,040
           173,218  Urban Outfitters Inc.(1)                               5,152
                                                                 ---------------
                                                                           9,192
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.8%
           110,795  Deckers Outdoor Corp.(1)                               3,241
            31,569  Timberland Co. (The)(1)                                1,832
                                                                 ---------------
                                                                           5,073
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.3%
            65,237  Downey Financial Corp.                                 3,506
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.5%
            69,825  Hughes Supply, Inc.                                    4,254
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 1.3%
           134,228  Western Wireless
                    Corporation Cl A(1)                                    3,542
                                                                 ---------------
TOTAL COMMON STOCKS                                                      265,719
(Cost $242,426)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.9%
Repurchase Agreement, Merrill Lynch,
(collateralized by various U.S. Treasury
obligations, 8.125%, 8/15/19, valued
at $2,557) in a joint trading account
at 1.22%, dated 7/30/04, due 8/2/04
(Delivery value $2,500)                                                    2,500
                                                                 ---------------
(Cost $2,500)

TOTAL INVESTMENT SECURITIES - 96.9%                                      268,219
                                                                 ---------------
(Cost $244,926)

OTHER ASSETS AND LIABILITIES - 3.1%                                        8,648
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $     276,867
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing.

NEW OPPORTUNITIES - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS ($ in Thousands)

1. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the nine months ended July 31, 2004, were $616,551 and $655,781, respectively.

2. FEDERAL TAX INFORMATION

As of July 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $     245,136
                                                                 ===============
Gross tax appreciation of investments                              $      30,174
Gross tax depreciation of investments                                    (7,091)
                                                                 ---------------
Net tax appreciation of investments                                $      23,083
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
NEW OPPORTUNITIES II FUND
JULY 31, 2004
[american century logo and text logo]

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 95.5%
AEROSPACE & DEFENSE - 6.0%
            29,501  American Science and
                    Engineering Inc.(1)                            $     715,398
            16,509  Applied Signal Technology Inc.                       570,715
            26,445  Heico Corporation                                    464,639
            28,050  Sensytech Inc.(1)                                    584,562
            21,421  United Industrial Corporation                        525,029
                                                                 ---------------
                                                                       2,860,343
                                                                 ---------------
AIRLINES - 0.3%
            13,199  Republic Airways Holdings Inc.(1)                    159,180
                                                                 ---------------
BUILDING PRODUCTS - 1.3%
            15,839  Mueller Industries Inc.                              603,783
                                                                 ---------------
CAPITAL MARKETS - 0.9%
            21,391  Greenhill & Co. Inc.(1)                              437,446
                                                                 ---------------
COMMERCIAL BANKS - 7.1%
            25,547  Bancorp Bank (The)(1)                                453,204
            10,583  Bank of Hawaii Corporation                           475,494
            32,501  BankAtlantic BanCorp Inc.                            592,818
             7,028  Cathay General Bancorp                               470,946
            18,179  East West BanCorp, Inc.                              612,996
            21,576  Trico Bancshares                                     389,015
            14,528  United Bankshares Inc.                               457,923
                                                                 ---------------
                                                                       3,452,396
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 6.2%
            36,209  Korn/Ferry International(1)                          645,607
            28,841  Navigant Consulting Inc.(1)                          604,219
            11,555  Resources Connection, Inc.(1)                        448,103
            21,369  Schawk Inc.                                          305,790
            32,835  Sotheby's Holdings Cl A(1)                           524,703
            34,040  Steelcase Inc. Cl A                                  444,222
                                                                 ---------------
                                                                       2,972,644
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 4.5%
            34,736  Alvarion Ltd.(1)                                     423,432
            29,110  Belden CDT Inc.(1)                                   566,190
            30,625  CommScope Inc.(1)                                    630,874
            27,904  Tekelec(1)                                           542,175
                                                                 ---------------
                                                                       2,162,671
                                                                 ---------------
COMPUTERS & PERIPHERALS - 0.8%
             8,385  Avid Technology, Inc.(1)                             391,915
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 0.6%
            12,464  World Acceptance Corp.(1)                      $     266,605
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.4%
            31,613  General Cable Corp.(1)                               300,956
            55,283  Magnetek Inc.(1)                                     362,656
                                                                 ---------------
                                                                         663,612
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.6%
            11,135  Flir Systems Inc.(1)                                 708,520
             9,701  Scansource Inc.(1)                                   568,479
             8,824  Taser International Inc.(1)                          276,632
            10,844  X-Rite Inc.                                          162,009
                                                                 ---------------
                                                                       1,715,640
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 4.3%
             8,660  Carbo Ceramics Inc.                                  613,388
            24,398  Lone Star Technologies, Inc.(1)                      812,941
            19,782  Unit Corporation(1)                                  637,970
                                                                 ---------------
                                                                       2,064,299
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.6%
            14,579  Kensey Nash Corp.(1)                                 412,440
            24,226  Molecular Devices Corporation(1)                     494,453
            37,165  Urologix Inc.(1)                                     376,110
            46,776  Vascular Solutions Inc.(1)                           442,033
                                                                 ---------------
                                                                       1,725,036
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 6.0%
            22,479  American Healthcorp, Inc.(1)                         612,103
             5,002  Computer Programs & Systems Inc.                     101,741
            21,620  LCA-Vision Inc.(1)                                   564,066
            42,363  Life Sciences Research Inc.(1)                       266,887
             4,252  Matria Healthcare Inc.(1)                            106,300
            20,299  Psychiatric Solutions Inc.(1)                        517,827
            21,140  SFBC International, Inc.(1)                          719,606
                                                                 ---------------
                                                                       2,888,530
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.0%
            42,876  La Quinta Corporation(1)                             328,430
             5,953  WMS Industries Inc.(1)                               162,160
                                                                 ---------------
                                                                         490,590
                                                                 ---------------
HOUSEHOLD DURABLES - 2.0%
            12,892  Jarden Corp.(1)                                      465,917

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
            29,626  Universal Electronics Inc.(1)                  $     513,122
                                                                 ---------------
                                                                         979,039
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.8%
            19,729  J. Jill Group, Inc. (The)(1)                         366,368
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.6%
            16,887  Digital River Inc.(1)                                474,525
             7,517  Websense Inc.(1)                                     287,074
                                                                 ---------------
                                                                         761,599
                                                                 ---------------
MACHINERY - 6.4%
            24,658  Astec Industries Inc.(1)                             419,926
            15,972  Bucyrus International Inc. Cl A(1)                   383,328
            11,417  ESCO Technologies Inc.(1)                            601,105
            19,904  Kaydon Corporation                                   579,804
            14,121  Lincoln Electric Holdings Inc.                       480,255
            20,265  Wabash National Corp.(1)                             585,253
                                                                 ---------------
                                                                       3,049,671
                                                                 ---------------
MEDIA - 0.9%
             8,048  Getty Images Inc.(1)                                 439,582
                                                                 ---------------
METALS & MINING - 5.5%
            79,961  AK Steel Holding Corp.(1)                            530,141
            17,347  Arch Coal Inc.                                       585,808
            25,609  Steel Technologies Inc.                              591,824
             8,416  Titanium Metals Corp.(1)                             913,137
                                                                 ---------------
                                                                       2,620,910
                                                                 ---------------
OIL & GAS - 6.1%
            19,628  Berry Petroleum Company Cl A                         593,943
            32,421  Edge Petroleum Corp.(1)                              554,399
            54,657  Magnum Hunter Resources Inc.(1)                      585,923
            45,597  OMI Corp.(1)                                         663,437
           102,487  Petroquest Energy Inc.(1)                            540,106
                                                                 ---------------
                                                                       2,937,808
                                                                 ---------------
PHARMACEUTICALS - 1.7%
            32,809  Bone Care International Inc.(1)                      823,178
                                                                 ---------------
ROAD & RAIL - 3.8%
            32,305  Knight Transportation Inc.(1)                        639,961
            34,264  US Xpress Enterprises, Inc. Cl A(1)                  629,430
            27,092  Werner Enterprises Inc.                              539,944
                                                                 ---------------
                                                                       1,809,335
                                                                 ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                  VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
            46,736  Advanced Power
                    Technology Inc.(1)                             $     497,738
               630  Cohu Inc.                                             11,929
            16,996  Electro Scientific Industries Inc.(1)                437,647
                                                                 ---------------
                                                                         947,314
                                                                 ---------------
SOFTWARE - 7.1%
            17,289  Activision, Inc.(1)                                  253,284
            11,648  Kronos Inc.(1)                                       511,580
            20,641  Macromedia, Inc.(1)                                  416,948
            20,850  Macrovision Corp.(1)                                 451,194
            16,994  Open Solutions Inc.(1)                               384,744
            22,486  RSA Security Inc.(1)                                 418,689
            40,527  Ulticom Inc.(1)                                      434,855
            18,405  Verint Systems Inc.(1)                               583,623
                                                                 ---------------
                                                                       3,454,917
                                                                 ---------------
SPECIALTY RETAIL - 4.7%
            18,009  Aaron Rents Inc.                                     578,449
            81,948  Books-A-Million Inc.(1)                              594,041
            23,276  Brookstone Inc.(1)                                   408,028
            22,258  Urban Outfitters Inc.(1)                             661,953
                                                                 ---------------
                                                                       2,242,471
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 1.7%
            18,910  Deckers Outdoor Corp.(1)                             553,118
             4,578  Timberland Co. (The)(1)                              265,707
                                                                 ---------------
                                                                         818,825
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.2%
            10,986  Downey Financial Corp.                               590,498
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.3%
            10,383  Hughes Supply, Inc.                                  632,532
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 1.1%
            19,356  Western Wireless
                    Corporation Cl A(1)                                  510,805
                                                                 ---------------
TOTAL COMMON STOCKS                                                   45,839,542
  (Cost $42,770,139)                                             ---------------

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 3.3%
Repurchase Agreement, Merrill Lynch & Co., Inc.,
(collateralized by various U.S. Treasury obligations,
8.125%, 8/15/19, valued at $1,636,756)
in a joint trading account at 1.22%,
dated 7/30/04, due 8/2/04
(Delivery value $1,600,163)                                        $   1,600,000
                                                                 ---------------
(Cost $1,600,000)

TOTAL INVESTMENT SECURITIES - 98.8%                                   47,439,542
                                                                 ---------------
(Cost $44,370,139)

OTHER ASSETS AND LIABILITIES - 1.2%                                      564,535
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  48,004,077
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
(1)  Non-income producing.

NEW OPPORTUNITIES II - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the nine months ended July 31, 2004, were $86,684,964 and $75,441,289, respectively.

2. Federal Tax Information

As of July 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $  44,399,596
                                                                 ===============
Gross tax appreciation of investments                              $   4,279,275
Gross tax depreciation of investments                                (1,239,329)
                                                                 ---------------
Net tax appreciation of investments                                $   3,039,946
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
SELECT FUND
JULY 31, 2004
[american century logo and text logo]

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.6%
AEROSPACE & DEFENSE - 0.6%
           238,000  General Dynamics Corp.                        $   23,519,160
                                                                 ---------------
AUTOMOBILES - 1.5%
           989,000  Harley-Davidson, Inc.                             59,211,430
                                                                 ---------------
BEVERAGES - 4.8%
           890,000  Anheuser-Busch Companies, Inc.                    46,191,000
         1,580,000  Coca-Cola Company (The)                           69,298,800
         1,512,300  PepsiCo, Inc.                                     75,615,000
                                                                 ---------------
                                                                     191,104,800
                                                                 ---------------
BIOTECHNOLOGY - 2.5%
           991,200  Amgen Inc.(1)                                     56,379,456
            75,000  Cephalon, Inc.(1)                                  3,789,000
           270,000  Gilead Sciences, Inc.(1)                          17,452,800
           407,200  Invitrogen Corp.(1)(2)                            21,369,856
                                                                 ---------------
                                                                      98,991,112
                                                                 ---------------
CAPITAL MARKETS - 0.9%
         1,284,370  Bank of New York Co., Inc. (The)                  36,899,950
                                                                 ---------------
COMMERCIAL BANKS - 0.6%
           811,000  U.S. Bancorp                                      22,951,300
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 6.8%
         6,242,379  Aramark Corp. Cl B                               167,420,605
           345,000  Block (H & R), Inc.                               16,949,850
         1,072,000  Cintas Corp.                                      44,981,120
         1,494,800  Waste Management, Inc.                            42,063,672
                                                                 ---------------
                                                                     271,415,247
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.8%
         2,410,000  Cisco Systems Inc.(1)                             50,272,600
           320,000  QUALCOMM Inc.                                     22,105,600
                                                                 ---------------
                                                                      72,378,200
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.7%
         3,035,100  Dell Inc.(1)                                     107,654,997
                                                                 ---------------

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
CONSUMER FINANCE - 2.2%
           363,400  American Express Co.                          $   18,260,850
         1,830,000  SLM Corporation                                   69,393,600
                                                                 ---------------
                                                                      87,654,450
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.6%
         1,448,966  Citigroup Inc.                                    63,884,911
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
           361,600  CDW Corp.                                         23,250,880
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.9%
           665,000  BJ Services Co.(1)                                33,023,900
           270,000  Patterson-UTI Energy Inc.                          4,922,100
                                                                 ---------------
                                                                      37,946,000
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.4%
           335,000  Wal-Mart Stores, Inc.                             17,758,350
                                                                 ---------------
FOOD PRODUCTS - 2.1%
           327,128  Nestle SA ORD                                     83,495,965
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
           565,100  Medtronic, Inc.                                   28,068,517
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 6.0%
         1,925,148  Health Management
                    Associates, Inc. Cl A                             38,618,469
         3,225,000  UnitedHealth Group Incorporated                  202,852,500
                                                                 ---------------
                                                                     241,470,969
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 7.2%
         2,685,000  Carnival Corporation                             125,147,850
           789,802  Cheesecake Factory Inc.(1)                        32,990,030
         2,130,000  Four Seasons Hotels Inc. (2)(3)                  129,269,700
                                                                 ---------------
                                                                     287,407,580
                                                                 ---------------
HOUSEHOLD DURABLES - 2.7%
         3,732,500  Yankee Candle
                    Company Inc. (1)(3)                              108,317,150
                                                                 ---------------
HOUSEHOLD PRODUCTS - 2.5%
           590,000  Colgate-Palmolive Co.                             31,388,000
         1,348,600  Procter & Gamble Co. (The)                        70,329,490
                                                                 ---------------
                                                                     101,717,490
                                                                 ---------------

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 3.5%
         4,155,700  General Electric Co.                          $  138,177,025
                                                                 ---------------
INSURANCE - 6.9%
         1,374,625  American International
                    Group, Inc.                                       97,117,257
           544,272  Axis Capital Holdings Limited                     13,987,790
               698  Berkshire Hathaway Inc. Cl A(1)                   60,900,500
            20,624  Berkshire Hathaway Inc. Cl B(1)                   59,685,856
           972,000  Marsh & McLennan
                    Companies, Inc.                                   43,137,360
                                                                 ---------------
                                                                     274,828,763
                                                                 ---------------
INTERNET & CATALOG RETAIL - 4.9%
           205,000  Amazon.com, Inc.(1)                                7,978,600
           525,000  eBay Inc.(1)                                      41,123,250
         5,329,361  InterActiveCorp(1)(2)                            145,491,555
                                                                 ---------------
                                                                     194,593,405
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.3%
           418,000  Sina Corp.(1)                                     11,850,300
            65,000  Yahoo! Inc.(1)                                     2,002,000
                                                                 ---------------
                                                                      13,852,300
                                                                 ---------------
IT SERVICES - 1.4%
           989,000  DST Systems, Inc.(1)(2)                           45,058,840
           105,000  First Data Corp.                                   4,684,050
           215,000  Paychex, Inc.                                      6,602,650
                                                                 ---------------
                                                                      56,345,540
                                                                 ---------------
MACHINERY - 0.8%
           840,000  Dover Corp.                                       33,331,200
                                                                 ---------------
MEDIA - 1.6%
         5,990,000  British Sky
                    Broadcasting plc ORD                              65,874,224
                                                                 ---------------
MULTILINE RETAIL - 0.9%
           771,000  Kohl's Corp.(1)                                   35,280,960
            45,400  Target Corporation                                 1,979,440
                                                                 ---------------
                                                                      37,260,400
                                                                 ---------------
OIL & GAS - 2.7%
           501,380  Apache Corp.                                      23,329,211
           255,000  BP plc ADR                                        14,371,800
           345,500  EOG Resources Inc.                                21,956,525
           440,000  Exxon Mobil Corp.                                 20,372,000
           775,000  Pioneer Natural Resources Co.                     27,938,750
                                                                 ---------------
                                                                     107,968,286
                                                                 ---------------

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                VALUE
--------------------------------------------------------------------------------
PERSONAL PRODUCTS - 1.1%
         1,002,000  Estee Lauder
                    Companies, Inc. Cl A                          $   43,987,800
                                                                 ---------------
PHARMACEUTICALS - 12.2%
         1,350,000  Altana AG ORD                                     73,018,463
           340,000  Barr Pharmaceuticals Inc.(1)                      11,679,000
         1,373,400  Eli Lilly and Company                             87,513,048
           928,000  Forest Laboratories, Inc. Cl A(1)                 46,669,120
         2,107,400  Johnson & Johnson                                116,475,997
           678,631  Novartis AG ORD                                   30,325,586
         2,305,275  Pfizer, Inc.                                      73,676,589
         1,745,000  Teva Pharmaceutical
                    Industries Ltd. ADR                               51,652,000
                                                                 ---------------
                                                                     491,009,803
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.9%
           780,000  Applied Materials, Inc.(1)                        13,236,600
           915,000  Integrated Circuit
                    Systems, Inc.(1)                                  21,886,800
         1,190,000  Intel Corp.                                       29,012,200
           225,000  Linear Technology Corp.                            8,797,500
            75,000  Microchip Technology Inc.                          2,172,750
                                                                 ---------------
                                                                      75,105,850
                                                                 ---------------
SOFTWARE - 4.7%
           875,000  Citrix Systems, Inc.(1)                           15,417,500
         4,847,800  Microsoft Corporation                            137,968,388
         2,090,000  Oracle Corp.(1)                                   21,965,900
           230,000  Symantec Corp.(1)                                 10,754,800
                                                                 ---------------
                                                                     186,106,588
                                                                 ---------------
SPECIALTY RETAIL - 3.6%
           855,100  Home Depot, Inc.                                  28,833,972
           570,200  Lowe's Companies, Inc.                            27,780,144
         2,250,000  Weight Watchers
                    International Inc.(1)(2)                          87,165,000
                                                                 ---------------
                                                                     143,779,116
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.6%
           397,000  Freddie Mac                                       25,531,070
                                                                 ---------------
TRANSPORTATION INFRASTRUCTURE - 1.2%
        37,550,000  Hopewell Highway
                    Infrastructure Ltd. ORD                           22,386,007
        32,500,000  Zhejiang Expressway
                    Co. Ltd. ORD                                      23,958,795
                                                                 ---------------
                                                                      46,344,802
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 1.2%
         2,030,000  Nextel Communications, Inc.(1)                    46,202,800
                                                                 ---------------
TOTAL COMMON STOCKS                                                3,945,397,430
  (Cost $3,209,130,179)                                          ---------------

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 1.5%
       $60,400,000  FHLB Discount Notes,
                    1.27%, 8/2/04(4)                              $   60,400,000
                                                                 ---------------
  (Cost $60,397,869)

COLLATERAL RECEIVED
FOR SECURITIES LENDING - 1.0%(5)

REPURCHASE AGREEMENTS
Repurchase Agreement, UBS AG,
(U.S. Agency obligations), 1.31%,
dated 7/30/04 due 8/2/04
(Delivery Value $10,311,209)                                          10,310,081

SHORT-TERM DEBT
        $8,000,000  RACERS(reg.sm), Series 2000-7,
                    Class A3, VRN, 1.58%, 8/16/04,
                    resets monthly off the 1-month
                    LIBOR plus 0.20% with no caps
                    (Acquired 7/15/04,
                    Cost $8,000,000)(6)                                8,000,000
        20,000,000  SPARCS 2003-3, VRN,
                    1.58%, 8/23/04, resets quarterly
                    off the 3-month LIBOR plus
                    0.30% with no caps (Acquired
                    5/24/04, Cost $20,000,000)(6)                     20,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                38,310,081
  (Cost $38,310,081)                                             ---------------

TOTAL INVESTMENT SECURITIES - 101.1%                               4,044,107,511
                                                                 ---------------
  (Cost $3,307,838,129)

OTHER ASSETS AND LIABILITIES - (1.1)%                               (42,746,052)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $4,001,361,459
                                                                 ===============

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*
                                                                  Unrealized
Contracts to Sell            Settlement Date           Value      Gain (Loss)
--------------------------------------------------------------------------------
 86,824,902  CAD for USD         8/31/04          $  65,257,711   $(207,175)
 73,037,825  CHF for USD         8/31/04             57,059,254     179,075
  7,147,011  Euro for USD        8/31/04              8,586,315      10,325
 14,276,054  Euro for USD        8/31/04             17,151,043      26,333
  8,931,685  Euro for USD        8/31/04             10,730,396       4,909
 13,173,097  GBP for USD         8/31/04             23,903,251     (22,404)
  8,856,248  GBP for USD         8/31/04             16,070,112       2,828
                                               ---------------------------------
                                                   $198,758,082     $(6,109)
                                               =================================
(Value on Settlement Date $198,751,973)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
 and at a prearranged exchange rate.

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
CAD = Canadian Dollar
CHF = Swiss Franc
FHLB = Federal Home Loan Bank
GBP = Great British Pound
LIBOR = London Interbank Offered Rate
ORD = Foreign Ordinary Share
RACERSSM = Restructured Asset Certificates Enhanced Returns
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SPARCS = Structured Product Asset Return Certificates
VRN = Variable Rate Note
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2004.
(3) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 2 in
    Supplementary Notes to Schedule of Investments.)
(4) The rate indicated is the yield to maturity at purchase.
(5) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
(6) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at July 31, 2004, was
    $28,000,000 which represented 0.7% of net assets.

SELECT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the nine months ended July 31, 2004, were $1,528,026,312 and $1,816,188,565, respectively.

2. AFFILIATED COMPANY TRANSACTIONS

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended July 31, 2004 follows:

                SHARE BALANCE   PURCHASE      SALES     REALIZED   DIVIDEND            7/31/2004
FUND/COMPANY      10/31/03        COST        COST        GAIN      INCOME   SHARE BALANCE  MARKET VALUE
----------------------------------------------------------------------------------------------------------
SELECT
----------------------------------------------------------------------------------------------------------
Four Seasons
Hotels           2,240,000         --      $4,278,362  $1,866,602  $151,694   2,130,000     $129,269,700
----------------
Yankee Candle
Company Inc.(1)  1,510,000    $62,010,272      --          --         --      3,732,500      108,317,150
----------------------------------------------------------------------------------------------------------
                              $62,010,272  $4,278,362  $1,866,602  $151,694                 $237,586,850
==========================================================================================================
(1) Non-income producing.

3. FEDERAL TAX INFORMATION

As of July 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                  $3,281,471,073
                                                                 ===============
Gross tax appreciation of investments                             $ 777,367,400
Gross tax depreciation of investments                               (53,041,043)
                                                                 ---------------
Net tax appreciation of investments                               $ 724,326,357
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
ULTRA(reg.sm) FUND
JULY 31, 2004
[american century logo and text logo]

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.8%
AEROSPACE & DEFENSE - 1.4%
         2,491,000  General Dynamics Corp.                           $   246,160
           611,000  United Technologies Corp.                             57,129
                                                                 ---------------
                                                                         303,289
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 2.0%
           862,000  C.H. Robinson Worldwide, Inc.                         37,695
         2,086,000  Expeditors International
                    of Washington, Inc.                                   96,811
         2,147,000  FedEx Corporation                                    175,797
         1,975,000  United Parcel Service, Inc. Cl B                     142,121
                                                                 ---------------
                                                                         452,424
                                                                 ---------------
AIRLINES - 0.4%
         3,964,000  JetBlue Airways Corporation(1)(2)                     94,383
                                                                 ---------------
AUTO COMPONENTS - 0.2%
         2,178,000  China Yuchai International
                    Limited(1)(2)(3)                                      37,462
                                                                 ---------------
AUTOMOBILES - 1.1%
         4,194,000  Harley-Davidson, Inc.                                251,095
                                                                 ---------------
BEVERAGES - 2.5%
         2,798,000  Anheuser-Busch Companies, Inc.                       145,216
         3,685,000  Coca-Cola Company (The)                              161,624
         5,006,000  PepsiCo, Inc.                                        250,300
                                                                 ---------------
                                                                         557,140
                                                                 ---------------
BIOTECHNOLOGY - 3.4%
         1,722,501  Affymetrix Inc.(1)(2)                                 46,525
         4,010,000  Amgen Inc.(1)                                        228,088
         1,076,000  Celgene Corp.(1)                                      57,383
         1,984,000  Cephalon, Inc.(1)(2)                                 100,232
         2,461,000  Chiron Corp.(1)                                      112,788
         1,206,000  Genentech, Inc.(1)                                    58,708
           949,000  Gilead Sciences, Inc.(1)(2)                           61,343
           862,000  Invitrogen Corp.(1)(2)                                45,238
         1,189,000  Neurocrine Biosciences Inc.(1)                        55,372
                                                                 ---------------
                                                                         765,677
                                                                 ---------------
CAPITAL MARKETS - 2.5%
         3,640,000  Bank of New York Co., Inc. (The)                     104,577
         1,612,000  Goldman Sachs Group, Inc. (The)                      142,163
           816,000  Legg Mason, Inc.(2)                                   64,089
         2,443,000  Merrill Lynch & Co., Inc.                            121,466

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
         2,761,000  T. Rowe Price Group Inc.                         $   127,613
                                                                 ---------------
                                                                         559,908
                                                                 ---------------
COMMERCIAL BANKS - 1.4%
         2,238,000  Bank of America Corp.                                190,252
         2,055,000  Wells Fargo & Co.                                    117,978
                                                                 ---------------
                                                                         308,230
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.8%
         3,116,000  Apollo Group Inc. Cl A(1)                            260,342
         4,767,000  Corinthian Colleges, Inc.(1)(3)                       89,238
         1,944,000  Monster Worldwide Inc.(1)                             42,943
                                                                 ---------------
                                                                         392,523
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.8%
        10,524,000  Cisco Systems Inc.(1)                                219,530
         2,520,000  QUALCOMM Inc.                                        174,082
                                                                 ---------------
                                                                         393,612
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.1%
        13,505,000  Dell Inc.(1)                                         479,022
                                                                 ---------------
CONSUMER FINANCE - 2.5%
         3,336,000  American Express Co.(2)                              167,634
         5,119,000  MBNA Corporation                                     126,388
         7,173,000  SLM Corporation                                      272,000
                                                                 ---------------
                                                                         566,022
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 2.9%
           781,000  Chicago Mercantile Exchange(2)                        98,016
         9,578,000  Citigroup Inc.                                       422,294
         1,900,000  Moody's Corp.                                        129,390
                                                                 ---------------
                                                                         649,700
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 1.2%
         2,121,000  Baker Hughes Inc.                                     85,476
         2,053,000  Schlumberger Ltd.                                    132,049
         1,605,000  Transocean Inc.(1)                                    45,582
                                                                 ---------------
                                                                         263,107
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.8%
         8,205,000  Wal-Mart Stores, Inc.                                434,946
         3,352,000  Walgreen Co.                                         122,013
           977,000  Whole Foods Market, Inc.                              80,427
                                                                 ---------------
                                                                         637,386
                                                                 ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 6.7%
           836,000  Alcon, Inc.                                      $    64,038
         1,988,000  Baxter International, Inc.                            59,779
         2,242,000  Biomet Inc.                                           98,626
         6,856,000  Boston Scientific Corp.(1)                           262,311
         2,123,000  Guidant Corp.                                        117,444
         1,327,000  Inamed Corp.(1)                                       71,897
         8,373,000  Medtronic, Inc.                                      415,886
         1,281,000  St. Jude Medical, Inc.(1)                             87,275
           233,000  Stryker Corp.                                         11,109
         1,610,000  Varian Medical Systems, Inc.(1)                      111,106
         2,517,000  Waters Corp.(1)                                      110,446
         1,310,000  Zimmer Holdings Inc.(1)                               99,966
                                                                 ---------------
                                                                       1,509,883
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.3%
           987,000  Cerner Corporation(1)                                 44,415
           499,000  Patterson Cos. Inc.(1)(2)                             36,637
         5,860,000  UnitedHealth Group Incorporated                      368,594
         7,046,000  WebMD Corporation(1)(2)                               57,354
                                                                 ---------------
                                                                         507,000
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 4.6%
         3,959,434  Applebee's International Inc.(3)                     105,479
         2,347,000  Brinker International, Inc.(1)                        84,046
         5,232,000  Carnival Corporation                                 243,863
         2,754,000  Cheesecake Factory Inc.(1)(3)                        115,035
         2,641,000  International Game Technology                         85,410
         2,124,000  Krispy Kreme
                    Doughnuts, Inc.(1)(2)                                 33,432
         2,018,000  PF Chang's China
                    Bistro, Inc.(1)(2)(3)                                 89,660
         4,332,000  Starbucks Corporation(1)                             203,431
         1,742,000  Wendy's International, Inc.                           62,311
                                                                 ---------------
                                                                       1,022,667
                                                                 ---------------
HOUSEHOLD DURABLES - 0.2%
         1,875,000  D.R. Horton, Inc.                                     51,806
                                                                 ---------------
HOUSEHOLD PRODUCTS - 1.9%
         1,946,000  Colgate-Palmolive Co.                                103,527
         6,144,000  Procter & Gamble Co. (The)                           320,410
                                                                 ---------------
                                                                         423,937
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 3.5%
         1,570,000  3M Co.                                               129,305
        10,748,000  General Electric Co.                                 357,371
         9,619,000  Tyco International Ltd.                              298,189
                                                                 ---------------
                                                                         784,865
                                                                 ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
INSURANCE - 5.2%
         2,028,000  Aflac Inc.                                       $    80,390
         1,306,000  Ambac Financial Group, Inc.                           92,870
         5,139,000  American International Group, Inc.                   363,069
             2,821  Berkshire Hathaway Inc. Cl A(1)                      246,132
            73,870  Berkshire Hathaway Inc. Cl B(1)                      213,780
         2,762,000  Marsh & McLennan
                    Companies, Inc.                                      122,578
           711,000  Progressive Corp.                                     54,477
                                                                 ---------------
                                                                       1,173,296
                                                                 ---------------
INTERNET & CATALOG RETAIL - 4.7%
         6,402,000  Amazon.com, Inc.(1)                                  249,166
         3,637,000  eBay Inc.(1)                                         284,886
        18,752,000  InterActiveCorp(1)(2)                                511,930
                                                                 ---------------
                                                                       1,045,982
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 2.6%
         2,724,000  Digital River Inc.(1)(2)(3)                           76,544
         2,638,000  Sina Corp.(1)(2)(3)                                   74,787
         9,223,000  VeriSign, Inc.(1)                                    161,495
         8,738,000  Yahoo! Inc.(1)                                       269,131
                                                                 ---------------
                                                                         581,957
                                                                 ---------------
IT SERVICES - 4.0%
         6,300,000  Accenture Ltd. Cl A(1)                               155,169
         6,411,000  Checkfree Corp.(1)(2)(3)                             192,586
         4,396,000  Cognizant Technology
                    Solutions Corporation(1)                             121,110
         7,496,000  First Data Corp.                                     334,397
         3,075,000  Paychex, Inc.                                         94,433
                                                                 ---------------
                                                                         897,695
                                                                 ---------------
MACHINERY - 0.3%
         1,462,000  Danaher Corp.                                         74,050
                                                                 ---------------
MEDIA - 2.4%
           855,000  Clear Channel
                    Communications, Inc.                                  30,524
         2,333,000  EchoStar Communications
                    Corp. Cl A(1)                                         64,671
           401,083  Getty Images Inc.(1)                                  21,907
           841,493  Interpublic Group of
                    Companies, Inc.(1)                                    10,763
         2,108,000  McGraw-Hill Companies, Inc. (The)                    158,225
         3,013,000  Univision Communications Inc.
                    Cl A(1)(2)                                            87,287
         2,381,000  Viacom, Inc. Cl B                                     79,978
         2,801,000  XM Satellite Radio
                    Holdings Inc.(1)(2)                                   73,918
                                                                 ---------------
                                                                         527,273
                                                                 ---------------
MULTILINE RETAIL - 1.3%
         2,725,000  Family Dollar Stores, Inc.                            75,919

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
         1,129,000  Kohl's Corp.(1)                                  $    51,663
         3,501,000  Target Corporation                                   152,643
                                                                 ---------------
                                                                         280,225
                                                                 ---------------
OFFICE ELECTRONICS - 0.2%
           588,000  Zebra Technologies Corp. Cl A(1)                      48,586
                                                                 ---------------
OIL & GAS - 3.3%
           985,000  Anadarko Petroleum Corp.                              58,893
         3,546,000  Apache Corp.                                         164,995
           478,000  BP plc ADR                                            26,940
         2,038,000  Burlington Resources, Inc.                            77,790
           640,000  ChevronTexaco Corp.                                   61,216
           294,000  EnCana Corp.                                          13,030
         5,814,000  Exxon Mobil Corp.                                    269,189
         1,377,000  Occidental Petroleum Corp.                            67,845
                                                                 ---------------
                                                                         739,898
                                                                 ---------------
PERSONAL PRODUCTS - 0.7%
         1,102,500  Alberto-Culver Company Cl B                           51,399
         2,399,000  Avon Products, Inc.                                  103,181
                                                                 ---------------
                                                                         154,580
                                                                 ---------------
PHARMACEUTICALS - 7.5%
           596,000  Allergan, Inc.                                        45,081
         2,291,527  American Pharmaceutical
                    Partners Inc.(1)(2)                                   68,058
         1,918,000  Barr Pharmaceuticals Inc.(1)                          65,883
         4,380,000  Eli Lilly and Company                                279,094
         2,310,000  Forest Laboratories, Inc. Cl A(1)                    116,170
         5,255,000  Johnson & Johnson                                    290,444
        13,232,000  Pfizer, Inc.                                         422,896
         1,727,000  Schering-Plough Corp.                                 33,607
        12,160,580  Teva Pharmaceutical
                    Industries Ltd. ADR                                  359,953
                                                                 ---------------
                                                                       1,681,186
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
         2,223,000  Analog Devices, Inc.                                  88,253
         3,808,000  Applied Materials, Inc.(1)                            64,622
         9,917,000  Intel Corp.                                          241,776
         1,157,000  KLA-Tencor Corp.(1)                                   47,680
         1,595,000  Maxim Integrated Products, Inc.                       76,720
         5,146,000  Microchip Technology Inc.                            149,080
         2,317,000  Xilinx, Inc.                                          68,189
                                                                 ---------------
                                                                         736,320
                                                                 ---------------
SOFTWARE - 6.2%
         1,480,000  Adobe Systems Inc.                                    62,426
         3,155,000  Computer Associates
                    International, Inc.                                   79,632
         5,154,000  Electronic Arts Inc.(1)                              258,371
         3,632,000  Intuit Inc.(1)                                       135,982

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
        14,918,000  Microsoft Corporation                          $     424,567
        12,189,000  Oracle Corp.(1)                                      128,106
         2,499,000  SAP AG ADR(2)                                         99,985
         2,398,000  Symantec Corp.(1)                                    112,130
         4,345,000  Veritas Software Corp.(1)                             82,816
                                                                 ---------------
                                                                       1,384,015
                                                                 ---------------
SPECIALTY RETAIL - 5.5%
         4,487,000  Bed Bath & Beyond Inc.(1)                            158,795
         4,450,000  Carmax, Inc.(1)                                       92,560
         2,831,000  Chico's FAS, Inc.(1)(2)                              118,534
         1,088,000  Dick's Sporting Goods Inc.(1)                         35,360
         5,642,000  Home Depot, Inc.(2)                                  190,248
         4,462,000  Lowe's Companies, Inc.(2)                            217,389
         1,757,000  Michaels Stores, Inc.                                 94,931
         3,648,000  Petsmart Inc.                                        113,124
         4,488,000  TJX Companies, Inc. (The)                            105,333
         2,439,000  Weight Watchers
                    International Inc.(1)(2)                              94,487
                                                                 ---------------
                                                                       1,220,761
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.4%
         2,010,000  Coach Inc.(1)                                         86,008
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.5%
         1,047,000  Golden West Financial Corp.                          111,935
                                                                 ---------------
TOBACCO - 0.7%
         3,439,000  Altria Group Inc.                                    163,696
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
         5,180,000  Nextel Communications, Inc.(1)                       117,897
         1,792,000  NII Holdings Inc. Cl B(1)(2)                          68,132
                                                                 ---------------
                                                                         186,029
                                                                 ---------------
TOTAL COMMON STOCKS                                                   22,104,630
(Cost $16,520,340)                                               ---------------

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS - 0.9%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 3.00%, 7/15/12,
valued at $21,347), in a joint trading account
at 1.27%, dated 7/30/04, due 8/2/04
(Delivery value $20,902)                                             $    20,900

Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury obligations,
5.50%, 8/15/28, valued at $140,364),
in a joint trading account at 1.27%,
dated 7/30/04, due 8/2/04
(Delivery value $137,615)                                                137,600

Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various
U.S. Treasury obligations, 10.63%, 8/15/15,
valued at $49,790), in a joint trading account
at 1.29%, dated 7/30/04, due 8/2/04
(Delivery value $48,505)                                                  48,500
                                                                 ---------------

TOTAL TEMPORARY CASH INVESTMENTS                                         207,000
(Cost $207,000)                                                  ---------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(4) - 1.7%

REPURCHASE AGREEMENTS - 0.1%
Repurchase Agreement, UBS AG,
(U.S. Government Agency obligations),
1.31%, dated 7/30/04, due 8/2/04
(Delivery value $13,121)                                                  13,120
                                                                 ---------------
SHORT-TERM DEBT - 1.6%
           $40,000  Bayerische Landesbank
                    Girozentrale, VRN, 1.35%, 8/2/04,
                    resets daily off the Federal Funds
                    rate plus 0.06% with no caps                          39,986
             1,500  HBOS Treasury Services plc,
                    1.10%, 8/31/04                                         1,500
             5,110  John Hancock Global Funding II,
                    VRN, 1.64%, 8/2/04, resets daily
                    off the Federal Funds Rate
                    plus 0.34% with no caps                                5,120
           100,000  Morgan Stanley, VRN,
                    1.49%, 8/2/04                                        100,000
            72,000  National City Bank of Indiana,
                    VRN, 1.31%, 8/2/04, resets daily
                    off the Prime rate minus 2.94%
                    with no caps                                          71,980
            25,000  Societe Generale, VRN,
                    1.36%, 8/2/04, resets daily off
                    the Federal Funds rate plus
                    0.07% with no caps                                    24,992
           125,000  SPARCS 2003-3, VRN,
                    1.58%, 8/25/04, resets quarterly
                    off the 3-month LIBOR plus
                    0.30% with no caps
                    (Acquired 5/24/04,
                    Cost $125,000)(5)                                    125,000
                                                                 ---------------
                                                                         368,578
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                   381,698
(Cost $381,698)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 101.4%                                  22,693,328
                                                                 ---------------
(Cost $17,109,038)

OTHER ASSETS AND LIABILITIES - (1.4)%                                  (306,145)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                            $22,387,183
                                                                 ===============

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
LIBOR = London Interbank Offered Rate
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SPARCS = Structured Product Asset Return Certificates
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective July 31, 2004.
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2004.
(3) Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940. (See Note 2 in
    Supplementary Notes to Schedule of Investments for a summary of transactions for each company which is or was an affiliate at or during the nine months ended July 31, 2004.)
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.
(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at July 31, 2004, was
    $125,000, which represented 0.6% of net assets.

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS ($ in Thousands)

1. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the nine months ended July 31, 2004, were $6,023,338 and $6,965,330, respectively.

2. AFFILIATED COMPANY TRANSACTIONS (SHARES IN FULL)

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended July 31, 2004 follows:

                SHARE BALANCE  PURCHASE    SALES    REALIZED    DIVIDEND            7/31/2004
FUND/COMPANY      10/31/03       COST       COST   GAIN (LOSS)   INCOME   SHARE BALANCE  MARKET VALUE
-------------------------------------------------------------------------------------------------------
ULTRA
-------------------------------------------------------------------------------------------------------
Affymetrix
Inc.(1)(2)        2,388,000     $38,680  $ 53,999  $  8,285          --    1,722,501       $ 46,525
---------------
Applebee's
International
Inc.              2,639,623          --        --        --      $  185    3,959,434(3)     105,479
---------------
Checkfree
Corp.(1)          5,736,600      20,092        --        --          --    6,411,000        192,586
---------------
Cheesecake
Factory
Inc.(1)           3,040,000          --    10,777     1,153          --    2,754,000        115,035
---------------
Chico's
FAS,
Inc.(1)(2)        4,871,000          --    43,854    26,320          --    2,831,000        118,534
---------------
China Yuchai
International
Limited(1)          892,000      37,216        --        --          --    2,178,000         37,462
---------------
Corinthian
Colleges,
Inc.(1)           2,396,000       5,359     6,109       527          --    4,767,000(3)      89,238
---------------
Digital
River Inc.(1)       800,000      45,699        --        --          --    2,724,000         76,544
---------------
Krispy Kreme
Doughnuts,
Inc.(1)(2)        2,910,000      49,213    88,690   (32,852)         --    2,124,000         33,432
---------------
NAM TAI
Electronics
Inc.(2)             836,000      33,861    64,311    (7,059)        909           --             --
---------------
Netflix
Inc.(1)(2)        1,266,000      16,486    75,413    25,580          --           --             --
---------------
Panera Bread
Company
Cl A(1)(2)        1,435,000          --    62,538   (10,710)         --          --              --
---------------
PF Chang's
China Bistro,
Inc.(1)           1,712,000      12,876        --        --          --    2,018,000         89,660
---------------
Sina Corp.(1)     2,727,000      48,548    53,042    (7,778)         --    2,638,000         74,787
---------------
TiVo Inc.(1)(2)   5,833,400          --    63,243   (21,043)         --           --             --
-------------------------------------------------------------------------------------------------------
                               $308,030  $521,976  $(17,577)     $1,094                    $979,282
=======================================================================================================

(1) Non-income producing.
(2) Issuer was not an affiliate at July 31, 2004.
(3) Includes adjustments for shares received from a stock split and/or stock spinoff during the period.

ULTRA - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
3. FEDERAL TAX INFORMATION

As of July 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 17,228,746
                                                                 ===============
Gross tax appreciation of investments                               $ 5,832,554
Gross tax depreciation of investments                                  (367,972)
                                                                 ---------------
Net tax appreciation of investments                                 $ 5,464,582
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VEEDOT FUND
JULY 31, 2004
[american century logo and text logo]

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 94.5%
AEROSPACE & DEFENSE - 1.0%
            22,500  American Science
                    and Engineering Inc.(1)                         $    545,625
             7,000  Armor Holdings, Inc. (1)                             255,500
            10,000  Engineered Support Systems                           560,700
            18,000  Esterline Technologies Corp.(1)                      565,020
            31,000  Hexcel Corp.(1)                                      364,250
                                                                 ---------------
                                                                       2,291,095
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.2%
            35,000  EGL Inc.(1)                                          889,350
             7,000  FedEx Corporation                                    573,160
            17,500  Ryder System, Inc.                                   750,750
            25,000  TPG N.V. ORD                                         547,188
                                                                 ---------------
                                                                       2,760,448
                                                                 ---------------
AUTO COMPONENTS - 0.2%
            13,000  Drew Industries Inc.(1)                              496,210
                                                                 ---------------
AUTOMOBILES - 0.4%
            29,000  National RV Holdings Inc.(1)                         471,250
            12,500  Thor Industries Inc.                                 391,375
                                                                 ---------------
                                                                         862,625
                                                                 ---------------
BEVERAGES - 0.2%
            11,500  Ito En Ltd. ORD                                      537,625
                                                                 ---------------
BIOTECHNOLOGY - 1.5%
            25,000  Alkermes Inc.(1)                                     269,750
            23,000  Applera Corporation-Applied
                    Biosystems Group                                     475,870
             4,600  Cephalon, Inc.(1)                                    232,392
            23,000  Connetics Corporation(1)                             633,190
            10,000  Gen-Probe Incorporated(1)                            374,200
            12,000  Genzyme Corp.(1)                                     615,360
            26,000  Myriad Genetics Inc.(1)                              356,200
            15,000  Tanox Inc.(1)                                        235,050
            11,200  Telik Inc.(1)                                        221,312
                                                                 ---------------
                                                                       3,413,324
                                                                 ---------------
BUILDING PRODUCTS - 0.8%
            15,000  Griffon Corp.(1)                                     314,550
             9,000  Mueller Industries Inc.                              343,080
            21,000  NCI Building Systems Inc.(1)                         647,010
            10,000  Simpson Manufacturing
                    Company Inc.                                         560,100
                                                                 ---------------
                                                                       1,864,740
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
CAPITAL MARKETS - 0.4%
            13,000  Eaton Vance Corp.                               $    493,220
             5,000  Goldman Sachs Group, Inc. (The)                      440,950
                                                                 ---------------
                                                                         934,170
                                                                 ---------------
CHEMICALS - 2.4%
            14,000  Arch Chemicals Inc.                                  398,720
            13,000  Eastman Chemical Company                             580,840
            20,000  Great Lakes Chemical Corp.                           479,600
            13,000  HB Fuller Company                                    347,490
            22,000  Headwaters Inc.(1)                                   610,280
            15,000  Lubrizol Corp.                                       519,450
            42,500  NewMarket Corp.(1)                                   841,925
            15,000  Nova Chemicals Corp.                                 455,550
            80,000  PolyOne Corp.(1)                                     578,400
            18,000  Praxair, Inc.                                        710,100
                                                                 ---------------
                                                                       5,522,355
                                                                 ---------------
COMMERCIAL BANKS - 3.2%
            35,000  BankAtlantic BanCorp Inc.                            638,400
             7,500  Cathay General Bancorp                               502,575
            10,000  Comerica Inc.                                        584,700
            30,000  Hanmi Financial Corp.                                870,000
            19,000  Hibernia Corp. Cl A                                  480,700
            10,000  Marshall & Ilsley Corp.                              384,100
            24,000  Mid-State Bancshares                                 584,880
            12,500  North Fork Bancorporation, Inc.                      488,125
            19,000  S&T Bancorp Inc.                                     632,130
            12,000  Seacoast Banking Corp. of Florida                    228,000
            43,000  Sterling Bancshares, Inc.                            560,720
            19,000  Summit Bancshares Inc.                               582,160
            15,000  UnionBanCal Corporation                              870,750
                                                                 ---------------
                                                                       7,407,240
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 4.9%
            32,500  Brink's Company (The)                              1,051,375
            20,000  Consolidated Graphics Inc.(1)                        870,200
            35,000  Copart Inc.(1)                                       778,750
            55,000  Cornell Companies, Inc.(1)                           737,000
            20,000  Heidrick & Struggles
                    International Inc.(1)                                529,200
            80,000  Korn/Ferry International(1)                        1,426,400
           100,000  Labor Ready Inc.(1)                                1,402,000
            28,000  Navigant Consulting Inc.(1)                          586,600
            10,000  Pitney Bowes, Inc.                                   422,000
            10,000  Resources Connection, Inc.(1)                        387,800
            25,000  Robert Half International Inc.                       695,500
            65,000  Sotheby's Holdings Cl A(1)                         1,038,700
            45,000  Steelcase Inc. Cl A                                  587,250
            11,000  United Rentals Inc.(1)                               218,240
            20,000  Watson Wyatt & Co. Holdings                          522,800
                                                                 ---------------
                                                                      11,253,815
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 4.7%
            60,000  Adaptec, Inc.(1)                                $    449,400
           150,000  Airspan Networks Inc.(1)                             655,500
            50,000  Alvarion Ltd.(1)                                     609,500
            24,000  Anaren Inc.(1)                                       287,760
            52,000  AudioCodes Ltd.(1)                                   551,200
            50,000  Avaya Inc.(1)                                        732,500
            25,000  Cisco Systems Inc.(1)                                521,500
            18,000  CommScope Inc.(1)                                    370,800
            35,000  Comverse Technology, Inc.(1)                         597,100
            52,400  Digi International Inc.(1)                           594,740
            30,000  Ditech Communications Corp.(1)                       617,700
           120,000  EFJ Inc.(1)                                          962,160
            15,000  F5 Networks, Inc.(1)                                 392,850
            19,000  Juniper Networks, Inc.(1)                            436,240
            12,500  Plantronics, Inc.(1)                                 483,500
            12,500  QUALCOMM Inc.                                        863,500
            17,000  Sierra Wireless(1)                                   534,990
            70,000  Symmetricom Inc.(1)                                  574,000
            78,000  Tellabs, Inc.(1)                                     694,980
                                                                 ---------------
                                                                      10,929,920
                                                                 ---------------
COMPUTERS & PERIPHERALS - 1.4%
            47,000  Drexler Technology Corp.(1)                          470,000
            55,000  EMC Corp.(1)                                         603,350
            75,000  Fujitsu Ltd. ORD                                     465,252
            27,000  Novatel Wireless Inc.(1)                             620,190
            16,000  PalmOne Inc.(1)                                      643,520
            32,000  SBS Technologies Inc.(1)                             411,200
                                                                 ---------------
                                                                       3,213,512
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 0.3%
            22,000  Dycom Industries Inc.(1)                             592,680
                                                                 ---------------
CONSTRUCTION MATERIALS - 0.4%
             7,500  Eagle Materials Inc.                                 494,850
             8,000  Texas Industries Inc.                                342,640
                                                                 ---------------
                                                                         837,490
                                                                 ---------------
CONSUMER FINANCE - 0.7%
            40,000  AmeriCredit Corporation(1)                           764,000
            35,000  World Acceptance Corp.(1)                            748,650
                                                                 ---------------
                                                                       1,512,650
                                                                 ---------------
CONTAINERS & PACKAGING - 0.4%
            32,000  Caraustar Industries Inc.(1)                         446,400
            22,000  Sonoco Products Co.                                  570,020
                                                                 ---------------
                                                                       1,016,420
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
DISTRIBUTORS - 0.5%
            25,000  Handleman Co.                                   $    536,750
            35,000  WESCO International Inc.(1)                          719,250
                                                                 ---------------
                                                                       1,256,000
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
            15,000  Verizon Communications                               578,100
                                                                 ---------------
ELECTRIC UTILITIES - 0.4%
            50,000  Allegheny Energy, Inc.(1)                            742,000
            15,000  El Paso Electric Co.(1)                              225,750
                                                                 ---------------
                                                                         967,750
                                                                 ---------------
ELECTRICAL EQUIPMENT - 3.0%
            17,500  Ametek Inc.                                          539,700
            40,000  Artesyn Technologies Inc.(1)                         298,400
            25,000  Baldor Electric Co.                                  572,000
            14,000  Cooper Industries, Ltd.                              796,180
            10,000  Emerson Electric Co.                                 607,000
            40,000  Intermagnetics General
                    Corporation(1)                                     1,538,400
            90,000  Magnetek Inc.(1)                                     590,400
            15,000  Rockwell Automation Inc.                             561,150
            45,000  Vicor Corp.(1)                                       603,000
            13,000  Woodward Governor Co.                                797,810
                                                                 ---------------
                                                                       6,904,040
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.3%
            45,000  Aeroflex Inc.(1)                                     499,050
            94,000  Aetrium Inc.(1)                                      574,340
            22,000  Agilent Technologies, Inc.(1)                        523,820
            30,000  Amphenol Corp. Cl A(1)                               942,900
            17,000  Anixter International Inc.                           569,160
            40,000  AVX Corp.                                            498,800
            16,000  Benchmark Electronics Inc.(1)                        457,280
            39,000  Celestica Inc.(1)                                    668,850
            25,000  Coherent, Inc.(1)                                    657,875
            10,000  Dionex Corp.(1)                                      471,900
            27,000  FARO Technologies, Inc.(1)                           635,310
            10,000  Flir Systems Inc.(1)                                 636,300
            15,000  Keithley Instruments Inc.                            310,800
            43,000  Kemet Corp.(1)                                       433,870
            15,000  Littelfuse, Inc.(1)                                  582,000
            10,000  Molex Inc.                                           289,600
            19,000  Orbotech, Ltd.(1)                                    323,361
            13,000  Park Electrochemical Corp.                           298,740
            14,000  Photon Dynamics Inc.(1)                              384,860
             7,000  Rogers Corp.(1)                                      346,150
            12,000  Scansource Inc.(1)                                   703,200
            55,000  Sirenza Microdevices Inc.(1)                         267,300
           110,000  Solectron Corp.(1)                                   605,000
            32,100  Symbol Technologies, Inc.                            420,189
            10,000  Tech Data Corp.(1)                                   374,600
            35,000  Technitrol Inc.(1)                                   647,500
            10,000  Tektronix, Inc.                                $     304,000

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            40,000  Tessco Technologies Inc.(1)                          611,600
           137,000  Thermogenesis(1)                                     568,550
            10,000  Trimble Navigation Ltd.(1)                           277,700
            51,000  TTM Technologies Inc.(1)                             585,480
            27,000  Veeco Instruments Inc.(1)                            614,250
            65,000  Viisage Technology Inc.(1)                           426,400
            35,000  X-Rite Inc.                                          522,900
                                                                 ---------------
                                                                      17,033,635
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.8%
            15,000  Baker Hughes Inc.                                    604,500
            18,000  Hydril Co.(1)                                        641,700
            65,000  Lone Star Technologies, Inc.(1)                    2,165,800
            13,000  Smith International, Inc.(1)                         757,640
            11,000  Unit Corporation(1)                                  354,750
            16,000  Universal Compression
                    Holdings Inc.(1)                                     524,960
            30,000  Veritas DGC Inc.(1)                                  738,900
            15,000  Weatherford International Ltd.(1)                    701,700
                                                                 ---------------
                                                                       6,489,950
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.6%
            16,000  Longs Drug Stores Corp.                              336,000
            30,000  Pantry Inc. (The)(1)                                 653,700
            13,000  Walgreen Co.                                         473,200
                                                                 ---------------
                                                                       1,462,900
                                                                 ---------------
FOOD PRODUCTS - 0.9%
            20,000  Hormel Foods Corp.                                   593,600
            16,000  Pilgrim's Pride Corp.                                448,640
            15,000  Ralcorp Holdings, Inc.(1)                            547,050
            25,000  Sara Lee Corp.                                       549,000
                                                                 ---------------
                                                                       2,138,290
                                                                 ---------------
GAS UTILITIES - 0.2%
            17,000  AGL Resources Inc.                                   502,350
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.2%
            10,000  Bard (C.R.), Inc.                                    552,000
            14,000  Biomet Inc.                                          615,860
            18,000  Boston Scientific Corp.(1)                           688,680
            30,000  DJ Orthopedics Inc.(1)                               534,000
            13,000  Edwards Lifesciences
                    Corporation(1)                                       457,210
            15,500  Haemonetics Corporation(1)                           465,000
            21,000  Intuitive Surgical Inc.(1)                           480,480
            29,000  Molecular Devices Corporation(1)                     591,890
           150,000  Urologix Inc.(1)                                   1,518,000
            60,000  Vascular Solutions Inc.(1)                           567,000

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            12,000  Ventana Medical Systems(1)                      $    599,160
             8,500  Waters Corp.(1)                                      372,980
                                                                 ---------------
                                                                       7,442,260
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 2.1%
            50,000  Beverly Enterprises Inc.(1)                          394,000
            12,000  Covance Inc.(1)                                      440,280
            28,000  eResearch Technology, Inc.(1)                        697,480
            11,000  LabOne Inc.(1)                                       324,610
            34,000  Option Care Inc.                                     579,700
            17,000  PDI Inc.(1)                                          484,670
            22,000  Sunrise Senior Living, Inc.(1)                       776,600
            54,000  TLC Vision Corp.(1)                                  540,000
            33,000  Ventiv Health Inc.(1)                                502,920
                                                                 ---------------
                                                                       4,740,260
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.8%
            22,000  Boyd Gaming Corp.                                    578,380
            33,000  Jack in the Box Inc.(1)                            1,052,700
           100,000  La Quinta Corporation(1)                             766,000
            10,000  Red Robin Gourmet Burgers Inc.(1)                    341,000
            11,000  Royal Caribbean Cruises Ltd.                         470,250
            15,000  Starbucks Corporation(1)                             704,400
             9,000  WMS Industries Inc.(1)                               245,160
                                                                 ---------------
                                                                       4,157,890
                                                                 ---------------
HOUSEHOLD DURABLES - 1.6%
            25,000  Bassett Furniture Industries Inc.                    477,500
             6,500  Black & Decker Corporation                           454,415
            15,000  Hooker Furniture Corp.                               402,150
             7,500  MDC Holdings Inc.                                    503,625
            12,000  Toll Brothers Inc.(1)                                476,880
            30,000  Universal Electronics Inc.(1)                        519,600
            10,000  William Lyon Homes Inc.(1)                           764,700
                                                                 ---------------
                                                                       3,598,870
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.6%
             9,000  Clorox Company                                       447,930
            15,000  Kimberly-Clark Corp.                                 961,050
                                                                 ---------------
                                                                       1,408,980
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.4%
            10,000  Standex International Corp.                          227,600
            10,000  Textron Inc.                                         613,000
                                                                 ---------------
                                                                         840,600
                                                                 ---------------
INSURANCE - 1.5%
             5,000  Allstate Corp.                                       235,400
            20,000  American Physicians Capital Inc.(1)                  534,000
            16,000  AmerUs Group Co.                                     616,000

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             8,000  Midland Co. (The)                              $     228,400
            13,000  Safeco Corp.                                         611,780
            15,000  Torchmark Corp.                                      784,200
             9,000  Triad Guaranty Inc.(1)                               489,600
                                                                 ---------------
                                                                       3,499,380
                                                                 ---------------
INTERNET & CATALOG RETAIL - 0.3%
            30,000  J. Jill Group, Inc. (The)(1)                         557,100
            20,000  Stamps.com Inc.(1)                                   209,600
                                                                 ---------------
                                                                         766,700
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 1.4%
            25,000  Digital River Inc.(1)                                702,500
            17,000  j2 Global Communications Inc.(1)                     433,670
            80,000  Jupitermedia Corp.(1)                                888,000
            34,000  Keynote Systems Inc.(1)                              447,780
            20,036  Marketwatch.com Inc.(1)                              207,072
            15,000  Websense Inc.(1)                                     572,850
                                                                 ---------------
                                                                       3,251,872
                                                                 ---------------
IT SERVICES - 1.7%
            23,000  Accenture Ltd. Cl A(1)                               566,490
            65,000  Ciber Inc.(1)                                        487,500
            26,000  DigitalNet Holdings Inc.(1)                          663,520
            11,000  First Data Corp.                                     490,710
             6,500  Global Payments Inc.                                 296,725
            44,000  Keane Inc.(1)                                        649,880
           105,000  Sapient Corporation(1)                               733,950
                                                                 ---------------
                                                                       3,888,775
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 0.2%
            10,000  Polaris Industries Inc.                              478,000
                                                                 ---------------
MACHINERY - 3.8%
            35,000  Alfa Laval AB ORD                                    558,217
            15,000  Atlas Copco AB Cl B ORD                              494,096
            14,000  Danaher Corp.                                        709,100
            12,500  Dover Corp.                                          496,000
            10,000  ESCO Technologies Inc.(1)                            526,500
            10,000  Illinois Tool Works Inc.                             905,200
            13,000  Kennametal Inc.                                      572,000
            20,000  Lincoln Electric Holdings Inc.                       680,200
             6,000  Middleby Corp.                                       325,200
            12,000  Nordson Corp.                                        502,440
             6,000  Paccar Inc.                                          359,760
            13,000  Parker-Hannifin Corp.                                745,940
            25,000  Reliance Steel &
                    Aluminum Company                                     995,500

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
             9,000  Terex Corp.(1)                                  $    350,190
            47,000  Wolverine Tube Inc.(1)                               596,900
                                                                 ---------------
                                                                       8,817,243
                                                                 ---------------
MEDIA - 1.4%
             7,000  E.W. Scripps Company (The)                           716,940
            18,000  Emmis Communications
                    Corp. Cl A(1)                                        354,960
            14,000  Harte-Hanks Inc.                                     338,240
            68,000  Impresa SGPS ORD(1)                                  338,373
            20,000  Lee Enterprises Inc.                                 931,000
             8,000  McClatchy Co. Cl A                                   551,600
                                                                 ---------------
                                                                       3,231,113
                                                                 ---------------
METALS & MINING - 4.3%
            93,000  AK Steel Holding Corp.(1)                            616,590
            22,000  Alcoa Inc.                                           704,660
            21,000  Arch Coal Inc.                                       709,170
            30,000  Brush Engineered Materials Inc.(1)                   543,000
            25,000  Carpenter Technology                               1,075,000
            20,000  Century Aluminum Co.(1)                              471,000
            27,500  Commercial Metals Co.                                952,325
             9,000  Nucor Corp.                                          752,850
            30,000  Olympic Steel Inc.(1)                                704,700
             7,000  Phelps Dodge Corp.(1)                                545,580
            15,000  Quanex Corporation                                   682,500
            19,000  Steel Dynamics Inc.                                  622,250
            15,000  Steel Technologies Inc.                              346,650
            30,000  Teck Cominco Ltd. Cl B ORD                           550,868
            30,000  Worthington Industries, Inc.                         614,400
                                                                 ---------------
                                                                       9,891,543
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.4%
            20,000  Energy East Corp.                                    487,200
             9,000  SCANA Corporation                                    329,580
                                                                 ---------------
                                                                         816,780
                                                                 ---------------
MULTILINE RETAIL - 0.2%
            10,000  Neiman Marcus Group, Inc. Cl A                       545,500
                                                                 ---------------
OFFICE ELECTRONICS - 0.2%
             6,500  Zebra Technologies Corp. Cl A(1)                     537,095
                                                                 ---------------
OIL & GAS - 5.1%
             7,000  Amerada Hess Corp.                                   583,450
            15,000  Burlington Resources, Inc.                           572,550
            45,000  Callon Petroleum Co.(1)                              606,600
             4,000  ChevronTexaco Corp.                                  382,600
            30,000  Edge Petroleum Corp.(1)                              513,000
            20,000  Energy Transfer Partners L.P.                        825,800
            25,000  Exxon Mobil Corp.                                  1,157,500
            55,000  FX Energy Inc.(1)                                    463,650
            45,005  Goodrich Petroleum Corp.(1)                          450,050

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            30,000  Harvest Natural
                    Resources, Inc.(1)                              $    413,400
            90,000  LL&E Royalty Trust                                   490,500
            59,000  Meridian Resource Corp.(1)                           492,650
           150,000  Mission Resources Corp.(1)                           826,500
            15,000  Noble Energy, Inc.                                   829,650
            16,000  Pacific Energy Partners L.P.                         448,000
            86,000  Petroquest Energy Inc.(1)                            453,220
             9,000  Sunoco, Inc.                                         613,530
            30,000  Swift Energy Co.(1)                                  680,700
            35,000  Vintage Petroleum, Inc.                              598,500
            12,000  XTO Energy Inc.                                      358,800
                                                                 ---------------
                                                                      11,760,650
                                                                 ---------------
PAPER & FOREST PRODUCTS - 0.7%
            50,000  Buckeye Technologies Inc.(1)                         537,000
            15,000  Votorantim Celulose
                    e Papel SA ADR                                       536,400
             8,000  Weyerhaeuser Co.                                     496,000
                                                                 ---------------
                                                                       1,569,400
                                                                 ---------------
PERSONAL PRODUCTS - 0.2%
            12,500  Estee Lauder Companies, Inc. Cl A                    548,750
                                                                 ---------------
PHARMACEUTICALS - 1.7%
            15,000  Bone Care International Inc.(1)                      376,350
           110,000  First Horizon Pharmaceutical
                    Corporation(1)                                     1,921,700
            15,000  H Lundbeck AS ORD                                    299,500
            30,000  IVAX Corp.(1)                                        715,500
            16,000  Medicis Pharmaceutical Corp. Cl A                    572,320
                                                                 ---------------
                                                                       3,885,370
                                                                 ---------------
REAL ESTATE - 1.5%
            14,000  Avatar Holdings Inc.(1)                              581,420
            50,000  Innkeepers USA Trust                                 524,500
            11,000  LNR Property Corp.                                   594,110
            18,000  Rayonier, Inc.                                       791,640
            12,000  Realty Income Corp.                                  486,240
            30,000  United Dominion Realty Trust, Inc.                   581,700
                                                                 ---------------
                                                                       3,559,610
                                                                 ---------------
ROAD & RAIL - 1.5%
            15,000  Burlington Northern Santa Fe Corp.                   532,200
            30,000  Celadon Group, Inc.(1)                               525,600
             7,000  Landstar System, Inc.(1)                             348,670
            25,000  Norfolk Southern Corp.                               667,250
            21,000  Old Dominion Freight Line(1)                         609,420
            11,000  Swift Transportation Co. Inc.(1)                     219,725
            16,000  USF Corp.                                            568,000
                                                                 ---------------
                                                                       3,470,865
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.3%
            18,000  ADE Corporation(1)                                   312,480

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            36,000  Advanced Power
                    Technology Inc.(1)                              $    383,400
            30,000  Altera Corp.(1)                                      624,600
            10,000  Analog Devices, Inc.                                 397,000
            32,500  Applied Materials, Inc.(1)                           551,525
            28,000  Asyst Technologies Inc.(1)                           162,120
            20,000  August Technology Corporation(1)                     207,000
            95,000  Axcelis Technologies Inc.(1)                         886,350
            60,000  BE Semiconductor
                    Industries N.V. ORD(1)                               326,690
            26,000  Brooks Automation, Inc.(1)                           374,660
            28,000  Credence Systems Corp.(1)                            250,880
             7,000  Cymer, Inc.(1)                                       200,480
            22,500  Diodes Inc.(1)                                       515,700
            27,500  Electro Scientific Industries Inc.(1)                708,125
            27,000  Entegris Inc.(1)                                     240,300
            24,000  Formfactor Inc.(1)                                   481,920
            12,500  International Rectifier Corp.(1)                     490,000
            15,075  Intersil Corporation Cl A                            276,928
            16,500  Linear Technology Corp.                              645,150
            25,000  LTX Corp.(1)                                         203,250
            20,000  Maxim Integrated Products, Inc.                      962,000
            40,000  Micrel Inc.(1)                                       410,800
            15,000  Microchip Technology Inc.                            434,550
            40,000  Microsemi Corporation(1)                             490,000
            31,000  MKS Instruments Inc.(1)                              456,320
            26,000  National Semiconductor Corp.(1)                      445,900
            15,000  Novellus Systems, Inc.(1)                            405,000
            60,000  Pericom Semiconductor Corp.(1)                       599,400
            21,000  Photronics Inc.(1)                                   303,870
            35,000  Pixelworks Inc.(1)                                   342,650
            36,000  Rudolph Technologies Inc.(1)                         576,000
            30,000  Semtech Corp.(1)                                     595,500
             5,000  Siliconix Inc.(1)                                    213,100
            50,000  Skyworks Solutions, Inc.(1)                          419,000
            12,000  Teradyne, Inc.(1)                                    205,200
            16,000  Texas Instruments Inc.                               341,280
           125,000  Therma-Wave Inc.(1)                                  520,000
            15,000  Varian Semiconductor
                    Equipment Associates, Inc.(1)                        448,050
            26,000  Zoran Corporation(1)                                 459,940
                                                                 ---------------
                                                                      16,867,118
                                                                 ---------------
SOFTWARE - 2.5%
            20,000  Autodesk, Inc.                                       804,000
            16,000  Catapult Communications Corp.(1)                     307,200
            38,000  Epicor Software Corporation(1)                       470,440
            29,500  Macrovision Corp.(1)                                 638,380
           100,000  Midway Games Inc.(1)                               1,143,000
           150,000  Parametric Technology Corp.(1)                       681,000
            25,000  Sonic Solutions(1)                                   440,000
            12,500  Symantec Corp.(1)                                    584,500
            60,000  TIBCO Software Inc.(1)                               424,200
            33,000  Ulticom Inc.(1)                                      354,090
                                                                 ---------------
                                                                       5,846,810
                                                                 ---------------
SPECIALTY RETAIL - 3.6%
            23,000  Aaron Rents Inc.                                     738,760
            20,000  Aeropostale Inc.(1)                                  609,600
            25,000  American Eagle Outfitters, Inc.(1)                   819,250

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
            18,500  Brookstone Inc.(1)                                   324,305
            35,000  Building Material
                    Holding Corporation                            $     700,875
            35,000  Cato Corp. (The)                                     730,450
            45,000  Culture Convenience
                    Club Co. Ltd. ORD                                    566,394
            43,000  Dress Barn, Inc.(1)                                  720,250
            13,000  Michaels Stores, Inc.                                702,390
            16,000  Sharper Image Corporation(1)                         427,200
            20,000  Stage Stores Inc.(1)                                 709,200
             9,000  Talbots Inc.                                         277,200
            35,000  Urban Outfitters Inc.(1)                           1,040,900
                                                                 ---------------
                                                                       8,366,774
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.8%
            10,000  Coach Inc.(1)                                        427,900
            13,000  Jones Apparel Group, Inc.                            485,550
            21,000  Kenneth Cole Productions Inc.                        673,890
            25,000  Skechers U.S.A. Inc. Cl A(1)                         343,750
                                                                 ---------------
                                                                       1,931,090
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.9%
            15,000  Capitol Federal Financial                            474,300
            15,000  Commercial Capital Bancorp Inc.(1)                   329,550
             8,000  Downey Financial Corp.                               430,000
             7,000  Fidelity Bankshares Inc.                             239,330
             5,000  FirstFed Financial Corp.(1)                          226,550
            17,000  Greenpoint Financial Corp.                           690,710
            20,000  Hudson City Bancorp Inc.                             693,200
            11,000  IndyMac Bancorp, Inc.                                365,420
            33,000  Provident Bancorp Inc.                               364,650
            23,000  Washington Federal, Inc.                             576,150
                                                                 ---------------
                                                                       4,389,860
                                                                 ---------------
TOBACCO - 0.3%
            17,500  UST Inc.                                             664,125
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS - 1.6%
            55,000  Aceto Corp.                                          901,450
             4,000  Fastenal Company                                     249,520
             9,500  Grainger (W.W.), Inc.                                503,025
            18,500  Hughes Supply, Inc.                                1,127,020
            30,000  MSC Industrial Direct Co.                            939,000
                                                                 ---------------
                                                                       3,720,015
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
            22,000  Nextel Partners, Inc. Cl A(1)                        353,540
             4,000  Telephone & Data Systems, Inc.                       303,600
           110,000  Ubiquitel Inc.(1)                                    440,000
             8,000  United States Cellular Corp.(1)                      314,000
                                                                 ---------------
                                                                       1,411,140
                                                                 ---------------

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
Shares                                                                 Value
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $218,683,772
  (Cost $207,232,770)                                            ---------------

PREFERRED STOCKS - 0.3%
PAPER & FOREST PRODUCTS
            17,000  Aracruz Celulose SA ADR                              588,200
                                                                 ---------------
  (Cost $582,939)

TEMPORARY CASH INVESTMENTS - 3.9%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 3.00%, 7/15/12,
valued at $9,090,188), in a joint
trading account at 1.27%, dated 7/30/04,
due 8/2/04 (Delivery value $8,900,942)                                 8,900,000
                                                                 ---------------
  (Cost $8,900,000)

TOTAL INVESTMENT SECURITIES - 98.7%                                  228,171,972
                                                                 ---------------
  (Cost $216,715,709)

OTHER ASSETS AND LIABILITIES - 1.3%                                    2,962,782
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $231,134,754
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.

VEEDOT - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the nine months ended July 31, 2004, were $574,951,974 and $592,427,308, respectively.

2. FEDERAL TAX INFORMATION

As of July 31, 2004, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                                   $ 217,670,766
                                                                 ===============
Gross tax appreciation of investments                              $ 18,738,628
Gross tax depreciation of investments                                (8,237,421)
                                                                 ---------------
Net tax appreciation of investments                                $ 10,501,206
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
BALANCED FUND
JULY 31, 2004
[american century logo and text logo]

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 56.7%
AEROSPACE & DEFENSE - 0.5%
            56,131  Boeing Co.                                    $        2,849
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.4%
             4,101  FedEx Corporation                                        336
            31,787  United Parcel Service, Inc. Cl B                       2,287
                                                                 ---------------
                                                                           2,623
                                                                 ---------------
AIRLINES - 0.1%
            35,699  Southwest Airlines Co.                                   517
                                                                 ---------------
AUTOMOBILES - 1.1%
           448,670  Ford Motor Company                                     6,604
                                                                 ---------------
BEVERAGES - 1.3%
            54,643  Adolph Coors Company Cl B                              3,757
           203,881  Coca-Cola Enterprises                                  4,160
             6,719  Pepsi Bottling Group Inc.                                187
                                                                 ---------------
                                                                           8,104
                                                                 ---------------
BIOTECHNOLOGY - 0.5%
            50,798  Amgen Inc.(1)                                          2,889
                                                                 ---------------
CAPITAL MARKETS - 0.3%
             5,563  Goldman Sachs Group, Inc. (The)                          491
            29,750  Morgan Stanley                                         1,467
                                                                 ---------------
                                                                           1,958
                                                                 ---------------
CHEMICALS - 0.6%
           104,127  Monsanto Co.                                           3,776
                                                                 ---------------
COMMERCIAL BANKS - 3.8%
           106,784  Bank of America Corp.                                  9,077
           151,350  National City Corp.                                    5,524
           125,629  Wachovia Corp.                                         5,567
            30,982  Wells Fargo & Co.                                      1,779
                                                                 ---------------
                                                                          21,947
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.6%
            47,871  Block (H & R), Inc.                                    2,352
           134,999  Cendant Corporation                                    3,089
           170,299  Equifax Inc.                                           4,107

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
               819  Pitney Bowes, Inc.                            $           35
                                                                 ---------------
                                                                           9,583
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.6%
            27,220  Aspect Communications
                    Corporation(1)                                           231
           181,932  Cisco Systems Inc.(1)                                  3,795
           364,883  Motorola, Inc.                                         5,812
                                                                 ---------------
                                                                           9,838
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.0%
             9,982  Dell Inc.(1)(2)                                          354
            71,060  Hewlett-Packard Co.                                    1,432
           117,880  International Business
                    Machines Corp.                                        10,264
             7,930  Storage Technology Corp.(1)                              198
                                                                 ---------------
                                                                          12,248
                                                                 ---------------
CONSUMER FINANCE - 1.0%
            30,291  American Express Co.                                   1,522
            50,073  Capital One Financial Corp.                            3,471
            41,831  CompuCredit Corp.(1)                                     658
            10,360  WFS Financial Inc.(1)                                    474
                                                                 ---------------
                                                                           6,125
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.5%
            55,271  Citigroup Inc.                                         2,437
            10,523  Instinet Group Inc.(1)                                    47
           180,429  J.P. Morgan Chase & Co.                                6,735
                                                                 ---------------
                                                                           9,219
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.7%
             9,404  ALLTEL Corp.                                             489
            16,302  AT&T Corp.                                               246
           122,336  BellSouth Corp.                                        3,314
             5,067  CenturyTel Inc.                                          157
            51,858  SBC Communications Inc.                                1,314
            43,968  Sprint Corp.                                             821
            95,150  Verizon Communications                                 3,668
                                                                 ---------------
                                                                          10,009
                                                                 ---------------
ELECTRIC UTILITIES - 2.7%
           248,640  CenterPoint Energy, Inc.                               2,887
           169,355  Edison International                                   4,539
            72,646  PG&E Corp.(1)                                          2,073

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
           167,125  TXU Corp.                                     $        6,628
                                                                 ---------------
                                                                          16,127
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
           107,885  Arrow Electronics, Inc.(1)                             2,553
            44,189  Avnet Inc.(1)                                            858
                                                                 ---------------
                                                                           3,411
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 0.6%
             9,629  Baker Hughes Inc.                                        388
            46,407  Schlumberger Ltd.                                      2,985
                                                                 ---------------
                                                                           3,373
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.9%
            12,638  7-Eleven Inc.(1)                                         217
           174,115  Supervalu Inc.                                         4,972
                                                                 ---------------
                                                                           5,189
                                                                 ---------------
FOOD PRODUCTS - 1.5%
            70,818  Corn Products International Inc.                       3,054
           306,913  Tyson Foods, Inc. Cl A                                 5,849
                                                                 ---------------
                                                                           8,903
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 0.7%
            91,708  Becton Dickinson & Co.                                 4,331
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 1.1%
           102,328  AmerisourceBergen Corp.                                5,531
            10,364  Andrx Corp.(1)                                           269
             3,685  Cardinal Health, Inc.                                    164
            23,565  Humana Inc.(1)                                           427
                                                                 ---------------
                                                                           6,391
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.2%
            24,421  Jack in the Box Inc.(1)                                  779
           233,012  McDonald's Corporation                                 6,408
                                                                 ---------------
                                                                           7,187
                                                                 ---------------
HOUSEHOLD DURABLES - 1.7%
            73,050  Black & Decker Corporation                             5,108
             9,518  NVR, Inc.(1)                                           4,435

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
             9,701  Stanley Works (The)                           $          411
                                                                 ---------------
                                                                           9,954
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.3%
            28,102  Energizer Holdings, Inc.(1)                            1,071
             9,990  Procter & Gamble Co. (The)                               521
                                                                 ---------------
                                                                           1,592
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 0.7%
             1,411  3M Co.                                                   116
           133,947  Tyco International Ltd.                                4,153
                                                                 ---------------
                                                                           4,269
                                                                 ---------------
INSURANCE - 2.2%
            91,438  Ace, Ltd.                                              3,711
            31,215  American International Group, Inc.                     2,205
           111,465  Berkley (W.R.) Corp.                                   4,564
            23,127  Hartford Financial Services
                    Group Inc. (The)                                       1,506
             6,165  Nationwide Financial Services Inc.                       219
             2,916  Odyssey Re Holdings Corp.(2)                              68
            23,906  St. Paul Travelers
                    Companies, Inc. (The)                                    886
                                                                 ---------------
                                                                          13,159
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 0.6%
           236,910  Earthlink Inc.(1)                                      2,338
            78,498  United Online, Inc.(1)                                 1,225
                                                                 ---------------
                                                                           3,563
                                                                 ---------------
IT SERVICES - 0.9%
            54,624  Acxiom Corp.                                           1,202
            88,282  Computer Sciences Corp.(1)                             4,171
                                                                 ---------------
                                                                           5,373
                                                                 ---------------
LEISURE EQUIPMENT & PRODUCTS - 1.0%
           217,011  Eastman Kodak Co.                                      5,749
                                                                 ---------------
MEDIA - 3.3%
           287,247  Disney (Walt) Co.                                      6,633
            23,119  McGraw-Hill Companies, Inc. (The)                      1,735
           109,670  PanAmSat Corp.(1)                                      2,548
            52,833  Regal Entertainment Group                                995

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
           454,454  Time Warner Inc.(1)                           $        7,566
            11,773  Viacom, Inc. Cl B                                        395
                                                                 ---------------
                                                                          19,872
                                                                 ---------------
METALS & MINING(3)
             1,418  Nucor Corp.                                              119
                                                                 ---------------
MULTILINE RETAIL - 1.5%
             5,080  Dillard's Inc.                                           116
           138,817  Federated Department Stores, Inc.                      6,652
            93,448  May Department Stores Co. (The)                        2,479
                                                                 ---------------
                                                                           9,247
                                                                 ---------------
OFFICE ELECTRONICS(3)
            18,222  Xerox Corp.(1)                                           253
                                                                 ---------------
OIL & GAS - 3.5%
            92,468  ChevronTexaco Corp.                                    8,845
            21,189  ConocoPhillips                                         1,669
           142,670  Exxon Mobil Corp.                                      6,606
            44,615  Sunoco, Inc.                                           3,041
            14,444  Valero Energy Corp.                                    1,082
                                                                 ---------------
                                                                          21,243
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.4%
            79,276  Georgia-Pacific Corp.                                  2,664
           112,960  Louisiana-Pacific Corp.                                2,675
            75,920  Potlatch Corp.                                         3,043
                                                                 ---------------
                                                                           8,382
                                                                 ---------------
PERSONAL PRODUCTS - 1.0%
           157,392  Gillette Company                                       6,135
                                                                 ---------------
PHARMACEUTICALS - 4.4%
           195,372  Johnson & Johnson                                     10,797
            89,617  Merck & Co., Inc.                                      4,064
            28,493  Perrigo Co.                                              475
           333,578  Pfizer, Inc.                                          10,661
                                                                 ---------------
                                                                          25,997
                                                                 ---------------
REAL ESTATE - 0.1%
            16,380  Plum Creek Timber Co. Inc. REIT                          514

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
               800  Rayonier, Inc.                                $           35
                                                                 ---------------
                                                                             549
                                                                 ---------------
ROAD & RAIL - 0.1%
             1,200  Burlington Northern Santa Fe Corp.                        43
             8,375  Union Pacific Corp.                                      471
                                                                 ---------------
                                                                             514
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
            22,024  Atmel Corporation(1)                                      94
           200,190  Intel Corp.                                            4,881
                                                                 ---------------
                                                                           4,975
                                                                 ---------------
SOFTWARE - 1.3%
           268,290  Microsoft Corporation                                  7,636
                                                                 ---------------
SPECIALTY RETAIL - 1.7%
            66,645  Barnes & Noble Inc.(1)                                 2,291
            22,146  Blockbuster Inc.(2)                                      294
            25,124  Claire's Stores Inc.                                     579
            90,475  Gap, Inc. (The)                                        2,054
             2,373  Home Depot, Inc.                                          80
             6,403  RadioShack Corp.                                         179
            65,863  Rent-A-Center Inc.(1)                                  1,932
            65,623  Sherwin-Williams Co.                                   2,650
                                                                 ---------------
                                                                          10,059
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 1.4%
            91,530  Countrywide Financial Corporation                      6,599
             9,551  Doral Financial Corp.                                    375
            33,700  New Century Financial Corp.                            1,586
                                                                 ---------------
                                                                           8,560
                                                                 ---------------
TOBACCO - 1.1%
            93,827  R.J. Reynolds Tobacco
                    Holdings, Inc.                                         6,751
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
           118,468  Nextel Communications, Inc.(1)                         2,696
                                                                 ---------------
TOTAL COMMON STOCKS                                                      339,848
  (Cost $291,953)                                                ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(4) - 11.5%
            $4,750  FHLMC, 5.00%,
                    settlement date 8/17/04(5)                    $        4,781
               500  FHLMC, 6.00%,
                    settlement date 9/15/04(5)                               511
               481  FHLMC, 7.00%, 10/1/12                                    509
             3,808  FHLMC, 4.50%, 1/1/19                                   3,754
               364  FHLMC, 6.50%, 1/1/28                                     382
             1,907  FHLMC, 5.50%, 12/1/33                                  1,918
             1,875  FNMA, 6.50%,
                    settlement date 8/12/04(5)                             1,957
             7,390  FNMA, 5.00%,
                    settlement date 8/17/04(5)                             7,445
             1,300  FNMA, 5.50%,
                    settlement date 8/17/04(5)                             1,335
            10,813  FNMA, 6.00%,
                    settlement date 9/15/04(5)                            11,049
               911  FNMA, 6.00%, 2/1/09                                      954
                68  FNMA, 6.50%, 5/1/11                                       72
               686  FNMA, 7.50%, 11/1/11                                     731
                 7  FNMA, 6.50%, 10/1/12                                       8
                47  FNMA, 6.50%, 5/1/13                                       49
                18  FNMA, 6.50%, 5/1/13                                       19
               130  FNMA, 6.50%, 6/1/13                                      138
                35  FNMA, 6.50%, 6/1/13                                       37
                99  FNMA, 6.50%, 6/1/13                                      105
                46  FNMA, 6.50%, 6/1/13                                       49
                21  FNMA, 6.50%, 6/1/13                                       22
               320  FNMA, 6.00%, 1/1/14                                      335
             1,103  FNMA, 6.00%, 4/1/14                                    1,155
                66  FNMA, 6.50%, 1/1/28                                       69
               496  FNMA, 7.00%, 1/1/28                                      526
               407  FNMA, 6.50%, 1/1/29                                      426
               394  FNMA, 7.50%, 7/1/29                                      422
               264  FNMA, 7.00%, 5/1/30                                      280
               300  FNMA, 7.50%, 9/1/30                                      322
               320  FNMA, 6.50%, 9/1/31                                      334
               208  FNMA, 7.00%, 9/1/31                                      221
               691  FNMA, 6.50%, 1/1/32                                      722
             1,527  FNMA, 7.00%, 6/1/32                                    1,616
               726  FNMA, 6.50%, 8/1/32                                      758
             2,572  FNMA, 5.50%, 6/1/33                                    2,585
             3,593  FNMA, 5.50%, 8/1/33                                    3,610
             1,764  FNMA, 5.50%, 9/1/33                                    1,772
            10,765  FNMA, 5.50%, 1/1/34                                   10,818
               639  GNMA, 7.00%, 4/20/26                                     681
               348  GNMA, 7.50%, 8/15/26                                     375
               249  GNMA, 7.00%, 2/15/28                                     265
               371  GNMA, 7.50%, 2/15/28                                     399
               459  GNMA, 7.00%, 12/15/28                                    488
               215  GNMA, 8.00%, 12/15/29                                    236
               896  GNMA, 7.00%, 5/15/31                                     953
             3,764  GNMA, 5.50%, 11/15/32                                  3,795
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                                68,988
  (Cost $68,532)                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 10.0%
AUTO COMPONENTS - 0.2%
               350  Dana Corp., 6.50%, 3/1/09                     $          369
               300  Lear Corp., 8.11%, 5/15/09                               344
               480  Lear Corp., 5.75%, 8/1/14
                    (Acquired 7/29/04,
                    Cost $479)(6)                                            484
                                                                 ---------------
                                                                           1,197
                                                                 ---------------
AUTOMOBILES - 0.3%
             1,650  DaimlerChrysler NA Holding Corp.,
                    7.30%, 1/15/12                                         1,821
                                                                 ---------------
BEVERAGES - 0.1%
               750  Miller Brewing Co., 4.25%,
                    8/15/08 (Acquired 1/6/04,
                    Cost $762)(6)                                            752
                                                                 ---------------
CAPITAL MARKETS - 0.3%
               750  Goldman Sachs Group Inc.,
                    5.70%, 9/1/12                                            770
               750  Goldman Sachs Group Inc.,
                    5.25%, 10/15/13                                          739
               350  Morgan Stanley, 4.25%, 5/15/10                           343
                                                                 ---------------
                                                                           1,852
                                                                 ---------------
COMMERCIAL BANKS - 0.5%
             1,600  Bank of America Corp.,
                    4.375%, 12/1/10                                        1,579
               500  US Bancorp, 2.75%, 3/30/06                               500
             1,150  Wachovia Corporation,
                    5.25%, 8/1/14                                          1,137
                                                                 ---------------
                                                                           3,216
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.3%
               900  Allied Waste North America, Inc.,
                    Series 1998 B, 7.625%, 1/1/06                            943
               450  Quebecor World Capital Corp.,
                    6.125%, 11/15/13                                         435
               350  RR Donnelley & Sons Co.,
                    3.75%, 4/1/09 (Acquired 3/3/04,
                    Cost $349)(6)                                            340
                                                                 ---------------
                                                                           1,718
                                                                 ---------------
CONSUMER FINANCE - 0.1%
               500  American Express Centurion
                    Bank, 4.375%, 7/30/09                                    502
                                                                 ---------------
CONTAINERS & PACKAGING - 0.2%
             1,000  Ball Corp., 7.75%, 8/1/06                              1,070
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
DIVERSIFIED - 1.8%
            72,450  iShares GS $ InvesTop
                    Corporate Bond Fund (7)                       $        7,893
             3,045  Morgan Stanley TRACERS(reg.sm),
                    7.72%, 3/1/32 (Acquired
                    3/15/02-8/28/02, Cost $3,203)(6)                       3,461
                                                                 ---------------
                                                                          11,354
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.3%
             1,500  American General Finance Corp.,
                    Series 2002 H, 4.50%, 11/15/07                         1,530
             2,300  Citigroup Inc., 4.125%, 6/30/05                        2,335
               775  Ford Motor Credit Co.,
                    5.80%, 1/12/09                                           789
               750  Ford Motor Credit Co.,
                    7.375%, 10/28/09                                         806
               600  Ford Motor Credit Co.,
                    7.00%, 10/1/13                                           612
               800  JPMorgan Chase & Co.,
                    6.75%, 2/1/11                                            882
               800  JPMorgan Chase & Co.,
                    4.875%, 3/15/14                                          767
                                                                 ---------------
                                                                           7,721
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
               700  Ameritech Capital Funding,
                    6.25%, 5/18/09                                           749
                13  AT&T Corp., 6.00%, 3/15/09                                12
               690  British Telecommunications plc,
                    7.00%, 5/23/07                                           747
               131  Comcast Cable Communications
                    Holdings Inc., 8.375%, 3/15/13                           156
               300  Deutsche Telekom International
                    Finance BV, 5.25%, 7/22/13                               298
               300  France Telecom, 8.75%, 3/1/11                            350
             1,350  Sprint Capital Corp.,
                    8.375%, 3/15/12                                        1,584
               800  Verizon New England Inc.,
                    4.75%, 10/1/13                                           762
                                                                 ---------------
                                                                           4,658
                                                                 ---------------
ELECTRIC UTILITIES - 0.2%
               300  Pacific Gas & Electric Co.,
                    6.05%, 3/1/34                                            290
               300  Tampa Electric Co.,
                    6.375%, 8/15/12                                          319
               750  Virginia Electric and Power Co.,
                    5.25%, 12/15/15                                          732
                                                                 ---------------
                                                                           1,341
                                                                 ---------------
FOOD & STAPLES RETAILING - 0.2%
               900  Safeway Inc., 6.50%, 3/1/11                              963
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 0.6%
               600  Mandalay Resort Group,
                    6.45%, 2/1/06                                            623
             1,250  MGM Mirage, 6.00%, 10/1/09                             1,247
               450  Royal Caribbean Cruises Ltd.,
                    6.875%, 12/1/13                                          456
             1,050  Yum! Brands Inc., 8.875%, 4/15/11                      1,278
                                                                 ---------------
                                                                           3,604
                                                                 ---------------

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 0.3%
               620  General Electric Capital
                    Corp., 4.25%, 12/1/10                         $          610
             1,000  General Electric Co.,
                    5.00%, 2/1/13                                            999
                                                                 ---------------
                                                                           1,609
                                                                 ---------------
INSURANCE - 0.5%
               750  Allstate Financial Global Funding,
                    4.25%, 9/10/08 (Acquired 9/3/03,
                    Cost $748)(6)                                            755
               750  American International Group Inc.,
                    4.25%, 5/15/13                                           703
               750  Genworth Financial Inc.,
                    5.75%, 6/15/14                                           769
               750  Monumental Global Funding II,
                    3.85%, 3/3/08 (Acquired 2/5/03,
                    Cost $749)(6)                                            754
                                                                 ---------------
                                                                           2,981
                                                                 ---------------
MEDIA - 0.8%
             1,360  Comcast Cable Communications,
                    8.375%, 5/1/07                                         1,522
             1,500  Comcast Corp., 5.50%, 3/15/11                          1,531
             1,200  Liberty Media Corp., VRN,
                    3.02%, 9/15/04, resets quarterly
                    off the 3-month LIBOR plus
                    1.50% with no caps                                     1,219
               550  News America Holdings,
                    7.75%, 1/20/24                                           628
                                                                 ---------------
                                                                           4,900
                                                                 ---------------
MULTI-UTILITIES & UNREGULATED POWER - 0.1%
               750  Dominion Resources Inc.,
                    4.125%, 2/15/08                                          753
                                                                 ---------------
MULTILINE RETAIL - 0.2%
               350  May Department Stores Co. (The),
                    3.95%, 7/15/07 (Acquired
                    7/13/04, Cost $349)(6)                                   350
               850  May Department Stores Co. (The),
                    4.80%, 7/15/09 (Acquired
                    7/13/04-7/15/04, Cost $852)(6)                           856
                                                                 ---------------
                                                                           1,206
                                                                 ---------------
OIL & GAS - 0.5%
               300  Anadarko Petroleum Corp.,
                    7.95%, 4/15/29                                           363
               800  Devon Energy Corp.,
                    2.75%, 8/1/06                                            791
             1,050  Kinder Morgan Energy
                    Partners L.P., 5.00%, 12/15/13                         1,001
               640  XTO Energy Inc., 6.25%, 4/15/13                          678
                                                                 ---------------
                                                                           2,833
                                                                 ---------------
PHARMACEUTICALS - 0.1%
               400  Schering-Plough Corp.,
                    5.30%, 12/1/13                                           401
                                                                 ---------------
ROAD & RAIL - 0.3%
               800  Canadian National Railway Co.,
                    6.25%, 8/1/34                                            805

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
               600  Norfolk Southern Corp.,
                    7.80%, 5/15/27                                $          702
                                                                 ---------------
                                                                           1,507
                                                                 ---------------
SPECIALTY RETAIL(3)
               300  Toys "R" Us, Inc.,
                    7.375%, 10/15/18(2)                                      287
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 0.1%
               480  Washington Mutual Bank FA,
                    5.65%, 8/15/14(5)                                        483
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
               850  AT&T Wireless Services Inc.,
                    7.875%, 3/1/11                                           978
                                                                 ---------------
TOTAL CORPORATE BONDS                                                     59,707
  (Cost $61,662)                                                 ---------------

U.S. TREASURY SECURITIES - 9.5%
             4,100  U.S. Treasury Bonds,
                    8.00%, 11/15/21(8)                                     5,438
             3,700  U.S. Treasury Bonds,
                    6.25%, 8/15/23(8)                                      4,151
             1,675  U.S. Treasury Bonds,
                    5.375%, 2/15/31(2)                                     1,716
            20,000  U.S. Treasury Notes,
                    2.00%, 8/31/05(2)                                     19,978
            10,880  U.S. Treasury Notes,
                    2.375%, 8/15/06(2)                                    10,814
             9,200  U.S. Treasury Notes,
                    3.125%, 5/15/07(2)                                     9,232
             3,900  U.S. Treasury Notes,
                    4.00%, 6/15/09(8)                                      3,956
             2,000  U.S. Treasury Notes,
                    4.75%, 5/15/14(8)                                      2,044
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                            57,329
  (Cost $57,488)                                                 ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 5.9%
             1,600  FHLMC, 4.875%, 3/15/07                                 1,666
             7,200  FHLMC, 2.875%, 5/15/07(8)                              7,120
             5,000  FNMA, 2.375%, 12/15/05                                 4,991
             6,500  FNMA, 3.75%, 5/17/07                                   6,526
             5,170  FNMA, 4.25%, 7/15/07                                   5,299
             2,000  FNMA, 6.625%, 10/15/07                                 2,191
             6,450  FNMA, 5.75%, 2/15/08                                   6,899
               600  FNMA, 3.25%, 8/15/08                                     588
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                   35,280
  (Cost $35,300)                                                 ---------------

ASSET-BACKED SECURITIES(4) - 4.1%
               375  ABSC Non-Improvement Trust,
                    Series 2004 HE5, Class A1, 5.00%,
                    7/25/34 (Acquired 6/22/04,
                    Cost $373)(6)                                            374
               900  Ameriquest Mortgage
                    Securities Inc., Series 2004 R8,
                    Class A3, VRN, 1.825%, 8/25/04,
                    resets monthly off the 1-month
                    LIBOR plus 0.30% with no caps(5)                         901

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
               107  AQ Finance Non-Improvement
                    Trust, Series 2003 N11A,
                    7.14%, 11/25/33                               $          106
               400  AQ Finance Non-Improvement
                    Trust, Series 2004 RN4, Class A,
                    4.60%, 7/25/34                                           399
               250  AQ Finance Non-Improvement
                    Trust, Series 2004 RN5, Class A,
                    5.19%, 6/29/34 (Acquired
                    6/24/04, Cost $250)(6)                                   250
               177  Argent Non-Improvement Trust,
                    Series 2004 WN2, Class A SC,
                    4.55%, 4/25/34                                           177
               350  Argent Non-Improvement Trust,
                    Series 2004 WN8, Class A,
                    4.70%, 7/25/34                                           350
               117  Asset Backed Funding Corp.
                    Non-Improvement Trust,
                    Series 2003-1, Class N1,
                    6.90%, 7/26/33                                           117
               200  Asset Backed Funding Corp.
                    Non-Improvement Trust,
                    Series 2004 OPT4,
                    Class N1, 4.45%, 5/26/34                                 200
               505  Bayview Financial Acquisition
                    Trust, Series 1998 B, Class M1,
                    VRN, 2.85%, 8/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 1.40% with a cap of 13.00%
                    (Acquired 6/13/03,
                    Cost $507)(6)                                            505
               403  Bayview Financial Acquisition
                    Trust, Series 2002 DA, Class M1,
                    VRN, 2.15%, 8/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 0.85% with no caps
                    (Acquired 9/19/03, Cost $403)(6)                         405
             2,000  Capital One Prime Auto
                    Receivables Trust, Series 2004-2,
                    Class A4, VRN, 1.51%, 8/15/04,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps                          2,002
             1,480  Centex Home Equity,
                    Series 2004 C, Class AF1,
                    2.82%, 8/1/04                                          1,481
               575  CIT RV Trust, Series 1998 A,
                    Class A4 SEQ, 6.09%, 2/15/12                             583
               250  Countywide Asset-Backed
                    Certificates Non-Improvement
                    Trust, Series 2004 5N, Class N1,
                    5.50%, 10/25/35 (Acquired
                    7/29/04, Cost $250)(6)                                   250
               188  Finance America
                    Non-Improvement Trust,
                    Series 2004-1, Class A,
                    5.25%, 6/27/34                                           188
               286  First Franklin Non-Improvement
                    Trust, Series 2004 FF1, Class N1,
                    4.50%, 9/25/05                                           286
             1,000  Ford Credit Auto Owner Trust,
                    Series 2002 A, Class B,
                    4.79%, 11/15/06                                        1,021
             6,000  Ford Credit Floorplan Master
                    Owner Trust, Series 2004-1,
                    Class A, VRN, 1.50%, 8/15/04,
                    resets monthly off the 1-month
                    LIBOR plus 0.04% with no caps                          6,000
               263  Fremont Non-Improvement Trust,
                    Series 2004 B, Class NOTE,
                    4.70%, 5/25/34                                           263
               595  Household Mortgage Loan Trust,
                    Series 2002 HC1, Class M, VRN,
                    2.07%, 8/20/04, resets monthly
                    off the 1-month LIBOR plus
                    0.65% with no caps                                       596
               705  Household Mortgage Loan Trust,
                    Series 2003 HC2, Class M, VRN,
                    2.02%, 8/20/04, resets monthly
                    off the 1-month LIBOR plus
                    0.60% with no caps                                       699
             1,200  Long Beach Mortgage Loan Trust,
                    Series 2001-2, Class M2, VRN,
                    2.40%, 8/25/04, resets monthly
                    off the 1-month LIBOR plus
                    0.95% with no caps                                     1,200

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
               116  MASTR Non-Improvement Trust,
                    Series 2004 CI3, Class N1,
                    4.45%, 2/26/34 (Acquired
                    5/18/04, Cost $116)(6)                        $          116
               129  Merrill Lynch Mortgage Investors
                    Inc., Series 2003 OP1N, Class N1,
                    7.25%, 7/25/34                                           130
                62  Morgan Stanley ABS Capital I,
                    Series 2003 NC9N, Class X and P,
                    7.60%, 7/25/33 (Acquired
                    10/29/03, Cost $62)(6)                                    62
               157  Morgan Stanley ABS Capital I,
                    Series 2004 NC2N, Class X and P,
                    6.25%, 12/25/33 (Acquired
                    3/16/04, Cost $158)(6)                                   157
               372  Novastar Non-Improvement Trust,
                    Series 2004 N2, Classes X, O,
                    and P, 4.46%, 6/27/34 (Acquired
                    7/20/04, Cost $372)(6)                                   372
               300  Residential Asset Securities Corp.,
                    Series 2004 KS2, Class MI1,
                    4.71%, 3/25/34                                           292
             3,300  Residential Asset Securities Corp.,
                    Series 2004 KS7, Class A2B1,
                    VRN, 1.61%, 8/25/04, resets
                    monthly off the 1-month LIBOR
                    plus 0.14% with no caps                                3,299
               327  Sharp SP I LLC Net Interest
                    Margin Trust, Series 2004 OP1N,
                    Class NA, 5.19%, 4/25/34
                    (Acquired 6/9/04, Cost $327)(6)                          327
             2,050  WFS Financial Owner Trust,
                    Series 2004-3, Class A1, 1.73%,
                    8/17/05 (Acquired 7/29/04,
                    Cost $2,050)(6)                                        2,050
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                             25,158
  (Cost $24,799)                                                 ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS(4) - 1.7%
            17,642  Banc of America Commercial
                    Mortgage Inc. STRIPS - INTEREST,
                    Series 2004-1, Class XP, VRN,
                    0.99%, 8/1/04                                            581
             1,500  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2004 HTL1, Class A1,
                    VRN, 1.69%, 8/15/04, resets
                    monthly off the 1-month
                    LIBOR plus 0.24% with no caps                          1,500
               672  FHLMC REMIC, Series 77,
                    Class H, 8.50%, 9/15/20                                  682
             1,439  GMAC Commercial Mortgage
                    Securities Inc., Series 2002 C2,
                    Class A1 SEQ, 4.32%, 10/15/38                          1,467
             2,700  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                    2,645
             1,266  MASTR Alternative Loans Trust,
                    Series 2003-8, Class 4A1,
                    7.00%, 12/25/33                                        1,313
             1,800  Washington Mutual,
                    Series 2004 AR9, Class A6,
                    4.28%, 8/25/34                                         1,771
                                                                 ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                  9,959
  (Cost $10,296)                                                 ---------------

MUNICIPAL SECURITIES - 0.2%
             1,400  Illinois GO, (Taxable Pension),
                    5.10%, 6/1/33                                          1,267
                                                                 ---------------
  (Cost $1,419)

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
PRINCIPAL AMOUNT           ($ IN THOUSANDS)                          VALUE
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS & AGENCIES - 0.3%
             2,200  Province of Ontario,
                    3.50%, 9/17/07(2)                             $        2,201
                                                                 ---------------
  (Cost $2,192)

TEMPORARY CASH INVESTMENTS - 4.6%
Repurchase Agreement, Credit Suisse First
Boston Corp., (collateralized by various
U.S. Treasury obligations, 7.25% - 8.75%,
8/15/20 - 8/15/22, valued at $27,703),
in a joint trading account at 1.26%,
dated 7/30/04, due 8/2/04
(Delivery value $27,703)(8)                                               27,700
                                                                 ---------------
  (Cost $27,700)

COLLATERAL RECEIVED FOR SECURITIES LENDING(9)
REPURCHASE AGREEMENTS
Repurchase Agreement, UBS AG, (U.S.
Government Agency obligations), 1.31%,
dated 7/30/04, due 8/2/04
(Delivery Value $8,246)                                                    8,245
                                                                 ---------------
SHORT-TERM DEBT
             2,000  Bear Stearns Companies, Inc.
                    Master Note, VRN, 1.49%, 8/2/04                        2,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                    10,245
  (Cost $10,245)                                                 ---------------

TOTAL INVESTMENT SECURITIES - 106.2%                                     637,682
                                                                 ---------------
  (Cost $589,394)

OTHER ASSETS AND LIABILITIES - (6.2)%                                   (37,052)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      600,630
                                                                 ===============

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
REIT = Real Estate Investment Trust
REMIC = Real Estate Mortgage Investment Conduit
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted average coupon of the underlying securities held.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective July 31, 2004.
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of July 31, 2004.
(3) Industry is less than 0.05% of net assets.
(4) Final maturity indicated, unless otherwise noted.
(5) When-issued security or forward commitment.
(6) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at July 31, 2004, was $12,620
    (Amounts In Thousands), which represented 2.1% of net assets.
(7) Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.
(8) Security, or a portion thereof, has been segregated for a when-issued security and/or forward commitment.

BALANCED - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS ($ IN THOUSANDS)

1. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the nine months ended July 31, 2004, totaled $954,484, of which $612,080 represented
U.S. Treasury and Agency obligations. Sales of investment securities, excluding short-term investments, for the nine months ended July 31, 2004, totaled
$983,205, of which $568,310 represented U.S. Treasury and Agency obligations.

2. FEDERAL TAX INFORMATION

As of July 31, 2004, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $     592,276
                                                                 ===============
Gross tax appreciation of investments                              $      53,293
Gross tax depreciation of investments                                    (7,887)
                                                                 ---------------
Net tax appreciation of investments                                $      45,406
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
Capital Value Fund
JULY 31, 2004
[american century logo and text logo]

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
Shares                                                                     Value
--------------------------------------------------------------------------------
COMMON STOCKS - 95.7%
AEROSPACE & DEFENSE - 1.9%
            37,500  Boeing Co.                                      $  1,903,125
            54,300  Honeywell International Inc.                       2,042,223
                                                                 ---------------
                                                                       3,945,348
                                                                 ---------------
AUTO COMPONENTS - 0.5%
            17,900  Lear Corporation                                     986,827
                                                                 ---------------
AUTOMOBILES - 0.9%
            27,100  General Motors Corp.                               1,169,094
             9,300  Toyota Motor Corp. ADR                               744,000
                                                                 ---------------
                                                                       1,913,094
                                                                 ---------------
BEVERAGES - 1.0%
            12,900  Adolph Coors Company Cl B                            887,004
            44,500  Pepsi Bottling Group Inc.                          1,239,325
                                                                 ---------------
                                                                       2,126,329
                                                                 ---------------
CAPITAL MARKETS - 2.6%
            53,800  Merrill Lynch & Co., Inc.                          2,674,936
            53,800  Morgan Stanley                                     2,653,954
                                                                 ---------------
                                                                       5,328,890
                                                                 ---------------
CHEMICALS - 1.1%
            37,600  PPG Industries, Inc.                               2,216,520
                                                                 ---------------
COMMERCIAL BANKS - 11.0%
            76,700  Bank of America Corp.                              6,520,267
            52,300  KeyCorp                                            1,578,414
            62,600  National City Corp.                                2,284,900
            42,300  PNC Financial Services Group                       2,140,380
           100,500  U.S. Bancorp                                       2,844,150
            59,900  Wachovia Corp.                                     2,654,169
            76,100  Wells Fargo & Co.                                  4,368,901
                                                                 ---------------
                                                                      22,391,181
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 1.2%
            41,700  R. R. Donnelley & Sons Company                     1,323,558
            40,900  Waste Management, Inc.                             1,150,926
                                                                 ---------------
                                                                       2,474,484
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
Shares                                                                     Value
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 2.7%
           189,800  Hewlett-Packard Co.                             $  3,824,470
            20,600  International Business
                    Machines Corp.                                     1,793,642
                                                                 ---------------
                                                                       5,618,112
                                                                 ---------------
DIVERSIFIED - 2.9%
            54,000  Standard and Poor's 500
                    Depositary Receipt                                 5,983,740
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 6.0%
           208,000  Citigroup Inc.                                     9,170,720
            84,400  J.P. Morgan Chase & Co.                            3,150,652
                                                                 ---------------
                                                                      12,321,372
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 5.3%
            31,800  ALLTEL Corp.                                       1,653,600
            58,500  AT&T Corp.                                           883,350
            82,400  BellSouth Corp.                                    2,232,216
           108,900  SBC Communications Inc.                            2,759,526
            97,300  Sprint Corp.                                       1,817,564
            38,700  Verizon Communications                             1,491,498
                                                                 ---------------
                                                                      10,837,754
                                                                 ---------------
ELECTRIC UTILITIES - 2.5%
            83,400  Exelon Corporation                                 2,910,660
            48,900  PPL Corporation                                    2,266,515
                                                                 ---------------
                                                                       5,177,175
                                                                 ---------------
FOOD & STAPLES RETAILING - 1.2%
            33,100  CVS Corp.                                          1,385,897
            71,900  Kroger Co. (The)(1)                                1,136,020
                                                                 ---------------
                                                                       2,521,917
                                                                 ---------------
FOOD PRODUCTS - 2.1%
            45,200  H.J. Heinz Company                                 1,667,428
            59,100  Sara Lee Corp.                                     1,297,836
            21,600  Unilever N.V. New York Shares                      1,324,728
                                                                 ---------------
                                                                       4,289,992
                                                                 ---------------
GAS UTILITIES - 0.6%
            61,000  NiSource Inc.                                      1,262,700
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%
            59,200  Baxter International, Inc.                         1,780,144
            14,400  Becton Dickinson & Co.                               680,112
                                                                 ---------------
                                                                       2,460,256
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
Shares                                                                     Value
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES - 1.8%
            20,200  AmerisourceBergen Corp.                         $  1,092,012
            17,400  CIGNA Corp.                                        1,078,974
            37,000  HCA Inc.                                           1,430,050
                                                                 ---------------
                                                                       3,601,036
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.9%
            24,000  Harrah's Entertainment, Inc.                       1,115,760
           103,200  McDonald's Corporation                             2,838,000
                                                                 ---------------
                                                                       3,953,760
                                                                 ---------------
HOUSEHOLD DURABLES - 1.8%
            22,700  Black & Decker Corporation                         1,586,957
            50,400  Newell Rubbermaid Inc.                             1,088,640
            16,800  Snap-on Incorporated                                 539,448
             8,600  Whirlpool Corp.                                      536,984
                                                                 ---------------
                                                                       3,752,029
                                                                 ---------------
HOUSEHOLD PRODUCTS - 0.9%
            28,500  Kimberly-Clark Corp.                               1,825,995
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.0%
            68,500  General Electric Co.                               2,277,625
            61,700  Tyco International Ltd.                            1,912,700
                                                                 ---------------
                                                                       4,190,325
                                                                 ---------------
INSURANCE - 6.2%
            60,800  Allstate Corp.                                     2,862,464
            32,000  American International
                    Group, Inc.                                        2,260,800
            34,300  Hartford Financial Services
                    Group Inc. (The)                                   2,232,930
            37,000  Loews Corp.                                        2,095,310
            36,300  Marsh & McLennan
                    Companies, Inc.                                    1,610,994
            30,300  Torchmark Corp.                                    1,584,084
                                                                 ---------------
                                                                      12,646,582
                                                                 ---------------
IT SERVICES - 2.0%
            38,100  Computer Sciences Corp.(1)                         1,800,225
            65,500  Electronic Data Systems Corp.                      1,210,440
            32,700  Fiserv, Inc.(1)                                    1,120,302
                                                                 ---------------
                                                                       4,130,967
                                                                 ---------------
MACHINERY - 2.1%
            29,700  Dover Corp.                                        1,178,496
            27,400  Ingersoll-Rand Company                             1,882,106
            22,700  Parker-Hannifin Corp.                              1,302,526
                                                                 ---------------
                                                                       4,363,128
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
Shares                                                                     Value
--------------------------------------------------------------------------------
MEDIA - 2.1%
            26,300  Gannett Co., Inc.                              $   2,186,582
           129,600  Time Warner Inc.(1)                                2,157,840
                                                                 ---------------
                                                                       4,344,422
                                                                 ---------------
METALS & MINING - 1.6%
            52,600  Alcoa Inc.                                         1,684,778
            18,700  Nucor Corp.                                        1,564,255
                                                                 ---------------
                                                                       3,249,033
                                                                 ---------------
MULTILINE RETAIL - 1.6%
            83,100  May Department Stores Co. (The)                    2,204,643
            31,300  Sears, Roebuck & Co.                               1,148,084
                                                                 ---------------
                                                                       3,352,727
                                                                 ---------------
OIL & GAS - 9.9%
            34,100  ChevronTexaco Corp.                                3,261,665
            35,500  ConocoPhillips                                     2,796,335
           189,300  Exxon Mobil Corp.                                  8,764,590
           106,100  Royal Dutch Petroleum
                    Co. New York Shares                                5,336,830
                                                                 ---------------
                                                                      20,159,420
                                                                 ---------------
PAPER & FOREST PRODUCTS - 1.1%
            36,100  Weyerhaeuser Co.                                   2,238,200
                                                                 ---------------
PHARMACEUTICALS - 3.8%
            57,800  Abbott Laboratories                                2,274,430
            65,900  Bristol-Myers Squibb Co.                           1,509,110
            38,900  Johnson & Johnson                                  2,150,003
            40,900  Merck & Co., Inc.                                  1,854,815
                                                                 ---------------
                                                                       7,788,358
                                                                 ---------------
SOFTWARE - 2.1%
            78,000  Computer Associates
                    International, Inc.                                1,968,720
            83,200  Microsoft Corporation                              2,367,872
                                                                 ---------------
                                                                       4,336,592
                                                                 ---------------
SPECIALTY RETAIL - 0.9%
            46,400  Blockbuster Inc.                                     615,728
            65,000  Limited Brands                                     1,328,600
                                                                 ---------------
                                                                       1,944,328
                                                                 ---------------

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
Shares                                                                     Value
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS - 1.5%
            34,700  Liz Claiborne, Inc.                             $  1,255,793
            19,300  Reebok International Ltd.                            657,358
            25,000  VF Corp.                                           1,250,250
                                                                 ---------------
                                                                       3,163,401
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE - 5.8%
           122,900  Freddie Mac                                        7,903,699
            17,700  MGIC Investment Corp.                              1,256,700
            70,600  Washington Mutual, Inc.                            2,739,280
                                                                 ---------------
                                                                      11,899,679
                                                                 ---------------
TOBACCO - 1.3%
            56,600  Altria Group Inc.                                  2,694,160
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 0.6%
            56,100  Vodafone Group plc ADR                             1,219,053
                                                                 ---------------
TOTAL COMMON STOCKS                                                  196,708,886
(Cost $173,939,917)                                              ---------------

TEMPORARY CASH INVESTMENTS - 4.4%
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 5.66% - 5.70%,
2/15/23 - 11/15/27, valued at $9,418,405),
in a joint trading account at 1.25%,
dated 7/30/04, due 8/2/04
(Delivery value $9,100,948)                                            9,100,000
                                                                 ---------------
(Cost $9,100,000)

TOTAL INVESTMENT SECURITIES - 100.1%                                 205,808,886
                                                                 ---------------
(Cost $183,039,917)

OTHER ASSETS AND LIABILITIES - (0.1)%                                  (139,034)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                     $      205,669,852
                                                                 ===============
Notes to Schedule of Investments
ADR = American Depositary Receipt
(1) Non-income producing.

CAPITAL VALUE - SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO
SCHEDULE OF INVESTMENTS

1. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, excluding short-term investments, for the nine months ended July 31, 2004, were $101,911,807 and $14,929,620, respectively.

2. FEDERAL TAX INFORMATION
As of July 31, 2004, the components of investments for federal income tax purposes were as follows:
Federal tax cost of investments                              $       183,784,631
                                                                 ===============
Gross tax appreciation of investments                        $        23,559,203
Gross tax depreciation of investments                                (1,534,948)
                                                                 ---------------
Net tax appreciation of investments                          $        22,024,255
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
SERVICES CORPORATION.

ITEM 2.  CONTROLS AND PROCEDURES

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

     Separate certifications by the registrant's principal executive officer and principal financial officer,  pursuant to Section 302 of the Sarbanes-Oxley
     Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Mutual Funds, Inc.

By:   /s/ William M. Lyons
      ----------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date:  September 29, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date:  September 29, 2004

By:   /s/ Maryanne L. Roepke
      ---------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date: September 29, 2004